         UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549

                            FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANIES


           Investment Company Act File Number: 811-02258
                                               ---------

                   Eaton Vance Series Trust II
                   ----------------------------
         (Exact Name of registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
             (Address of Principal Executive Offices)

                          Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-------------------------------------------------------------------------------
             (Name and Address of Agent for Services)

                          (617) 482-8260
                          --------------
                  (registrant's Telephone Number)

                              June 30
                              -------
                      Date of Fiscal Year End

                           June 30, 2007
                           -------------
                     Date of Reporting Period

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
ITEM 1. REPORTS TO STOCKHOLDERS.

      [logo]
   EATON VANCE(R)
-------------------
MANAGED INVESTMENTS

[graphic omitted]

Annual Report June 30, 2007

[graphic omitted]

                                  EATON VANCE
                                  TAX-MANAGED
                                    EMERGING
                                    MARKETS
                                      FUND
[graphic omitted]

                      IMPORTANT NOTICES REGARDING PRIVACY,
                       DELIVERY OF SHAREHOLDER DOCUMENTS,
                      PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  o We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

            For more information about Eaton Vance's Privacy Policy,
                          please call 1-800-262-1122.

                       ----------------------------------

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

                       ----------------------------------

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

                       ----------------------------------

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2007

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[Photo of Thomas Seto]
Thomas Seto
Parametric Portfolio
Associates LLC

[Photo of David Stein]
David Stein, Ph.D.
Parametric Portfolio
Associates LLC

The Fund
-------------------------------------------------------------------------------
The Past Year

o During the year ended June 30, 2007, the Fund's Class I shares had a total return of 53.79%. This return resulted from an increase in net asset value
  (NAV) per share to $47.67 on June 30, 2007, from $31.60 on June 30, 2006, plus the reinvestment of $0.746 per share in dividend income.(1)

o For comparison, during the same period, the average return of the Fund's Lipper peer group, Lipper Emerging Markets Classification, was 45.06%, while the return for the Fund's benchmark, S&P/ International Finance Corp. Investable Emerging Market Index (the "Index") -- an unmanaged index of common stocks traded in emerging markets and available to foreign investors -- was 47.14%.(2)

MANAGEMENT DISCUSSION
------------------------------------------------------------------------------
o During the year ended June 30, 2007, emerging markets stocks posted strong returns after a sharp sell-off prior to the beginning of the period. This performance occurred in an environment of stable and historically low interest rates, sustained global economic growth and a continued tolerance for risk by investors that was tested only a few times. After solid returns in the third calendar quarter of 2006, emerging markets stocks took off in the fourth quarter, only to fall back again in March 2007 after a plunge in Chinese stocks sparked a wider sell-off. A broad-based rally followed the March declines, however, on renewed optimism that was bolstered by continued strength in the global economy.

o Among the larger weightings in the Index, strong returns occurred in China, Brazil and Mexico. Among the lower-weighted countries in the Index, Peru, the Philippines and Malaysia were the leading performers, although many other countries also had stellar returns.(2)

o During the year ended June 30, 2007, management's country weighting methodology was successful, enabling the Fund to outperform both the Index and the Lipper Emerging Markets Classification. Russia, in which the Fund was underweighted, was the leading contributor to the Fund's outperformance due to its size in the Index and the fact that its returns lagged. The Fund was also underweighted in South Korea and Taiwan -- two other significant index weightings that underperformed. The Fund was overweighted in the Philippines, Indonesia, Peru, Hungary, Mexico, Turkey and Poland, all of which strongly outperformed. Finally, the Fund's underweight to South Africa, which lagged, also contributed positively to relative performance versus the Index.(2)

o Limiting the Fund's returns during the year were its investments in Kenya, the United Arab Emirates, Vietnam and Venezuela. These countries underperformed, but the Fund was overweighted in them, hurting relative performance. In Brazil, India and China, which performed well, the Fund was underweighted, detracting from its relative performance.

o Effective April 16, 2007, Thomas Seto and David Stein became the Fund's portfolio managers, having joined the portfolio management team on March 1, 2007. Mr. Seto has been Vice President and Director of Portfolio Management at Parametric for more than eight years. Mr. Stein has been Managing Director and Chief Investment Officer at Parametric for more than eleven years. Both currently manage other Eaton Vance Funds.

------------------------------------------------------------------------------

------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
------------------------------------------------------------------------------

(1) The Fund has no sales charge. This return does not include the 2% fee Class I shares are subject to when they are exchanged or redeemed.

(2) It is not possible to invest directly in an Index or Lipper Classification. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper Classification return shown is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

See page 3 for more performance information, including after-tax returns.

------------------------------------------------------------------------------
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
------------------------------------------------------------------------------

------------------------------------------------------------------------------
The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment advisor disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2007

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class I of the Fund with that of the S&P/International Finance Corp. Investable Emerging Markets Index, an unmanaged index of common stocks traded in the emerging markets and available to foreign investors. The lines on the graph represent the total returns of a hypothetical investment of $50,000 in each of Class I and the S&P/International Finance Corp. Investable Emerging Market Index. Class I total returns are presented at net asset value. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

REGIONAL WEIGHTINGS*
------------------------------------------------------------------------------
By total investments

Asia/Pacific                       37.2%
Middle East/Africa                 22.5%
Emerging Europe                    21.3%
Latin America                      19.0%

SECTOR WEIGHTINGS*
------------------------------------------------------------------------------
By total investments

Financials                         23.5%
Telecommunications Services        13.8%
Industrials                        13.1%
Materials                          10.4%
Consumer Staples                    9.9%
Energy                              9.4%
Consumer Discretionary              6.8%
Utilities                           4.8%
Information Technology              3.6%
Health Care                         2.2%

* Weightings are shown as a percentage of total investments as of 6/30/07. Portfolio information may not be representative of the Fund's current or future investments and may change due to active management.

--------------------------------------------------------------------------------
      COMPARISON OF CHANGE IN VALUE OF A $50,000 INVESTMENT IN EATON VANCE TAX-MANAGED EMERGING MARKETS FUND VS. THE S&P/INTERNATIONAL FINANCE
                   CORP. INVESTABLE EMERGING MARKETS INDEX**

                         June 30, 1998 - June 30, 2007

                      FUND
                    VALUE AT               IFCI
 DATE                 NAV                  INDEX
6/30/98            $ 50,000              $ 50,000
6/30/00              71,731                70,321
6/30/02              59,670                55,853
6/30/04              97,269                81,633
6/30/07             282,350               225,446

** Source: Thomson Financial. Class I of the Fund commenced investment operations on 6/30/98. The Fund's performance prior to February 6, 2004, is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

It is not possible to invest directly in an Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2007

FUND PERFORMANCE

"Return Before Taxes" does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. "Return After Taxes on Distributions" reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. "Return After Taxes on Distribution and Sale of Fund Shares" also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED JUNE 30, 2007)
--------------------------------------------------------------------------------

Returns at Net Asset Value (NAV) (Class I)
--------------------------------------------------------------------------------
                                     One Year   Five Years   Life of Fund(1)

Return Before Taxes                   53.79%      36.44%         21.20%
Return After Taxes on Distributions   53.40       35.72          20.53
Return After Taxes on Distributions
  and Sale of Fund Shares             35.43       32.54          18.90

RETURNS REFLECTING THE REDEMPTION FEE (CLASS I)
--------------------------------------------------------------------------------
                                     One Year   Five Years   Life of Fund(1)

Return Before Taxes                   50.77%      35.95%        20.97%
Return After Taxes on Distributions   50.39       35.22         20.29
Return After Taxes on Distributions
 and Sale of Fund Shares              33.47       32.07         18.67

TOTAL ANNUAL OPERATING EXPENSES (CLASS I)(2)
--------------------------------------------------------------------------------
Expense Ratio                         0.95%

--------------------------------------------------------------------------------

(1) Class I commenced operations on 6/30/98. The Fund's performance prior to 2/6/04 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

(2) From the Fund's prospectus dated 11/1/06.

--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
--------------------------------------------------------------------------------

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares. The Fund's after-tax returns may also reflect foreign tax credits passed by the Fund to its shareholders.

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2007

FUND EXPENSES

EXAMPLE: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 - June 30, 2007).

ACTUAL EXPENSES: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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                 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND

                                                                 Expenses Paid
               Beginning Account Value  Ending Account Value    During Period*
                    (1/1/07)               (6/30/07)          (1/1/07 - 6/30/07)
ACTUAL
Class I             $1,000.00               $1,217.30               $5.22

HYPOTHETICAL
(5% return per
year before
expenses)
Class I             $1,000.00               $1,020.10               $4.76

* Expenses are equal to the Fund's annualized expense ratio of 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2006.
-------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2007
---------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS

Long-Term Investments

Common Stocks -- 95.5%

Security                                                                                    Shares              Value
---------------------------------------------------------------------------------------------------------------------

Argentina -- 1.4%
---------------------------------------------------------------------------------------------------------------------
Banco Macro Bansud SA (Class "B" Shares)                                                   130,676     $      425,186
Banco Macro SA (Class "B" Shares) (ADR)                                                     13,200            433,884
BBVA Banco Frances SA                                                                       67,312            239,719
BBVA Banco Frances SA (ADR)                                                                 20,300            217,819
Cresud SA (ADR)                                                                             48,000          1,026,720
Grupo Financiero Galicia SA (Class "B" Shares)(a)                                          263,448            254,172
Grupo Financiero Galicia SA (Class "B" Shares) (ADR)(a)                                     77,000            738,430
IRSA Inversiones y Representaciones SA(a)                                                  119,544            220,607
IRSA Inversiones y Representaciones SA (GDR)(a)                                             25,700            475,450
Ledesma SAAI                                                                               259,501            234,402
Molinos Rio de la Plata SA (Class "B" Shares)(a)                                            92,923            197,654
Petrobras Energia Participaciones SA(a)                                                    134,218            146,439
Petrobras Energia Participaciones SA (ADR)(a)                                               55,000            596,750
Siderar SAIC                                                                                75,100            540,988
Telecom Argentina SA (Class "B" Shares)(a)                                                 229,824          1,134,704
Telecom Argentina SA (Class "B" Shares) (ADR)(a)                                            73,600          1,834,112
Tenaris SA                                                                                 287,701          6,892,715
Tenaris SA (ADR)                                                                            11,100            543,456
Transportadora de Gas del Sur SA(a)                                                        252,923            406,970
Transportadora de Gas del Sur SA (ADR)(a)                                                   33,800            270,400
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   16,830,577
---------------------------------------------------------------------------------------------------------------------

Botswana -- 0.3%
---------------------------------------------------------------------------------------------------------------------
Sechaba Breweries Ltd.                                                                     284,600     $      733,073
Sefalana Holding Co.                                                                        99,100            449,517
Standard Chartered Bank of Botswana                                                        488,210          2,293,610
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    3,476,200
---------------------------------------------------------------------------------------------------------------------

Brazil -- 6.2%
---------------------------------------------------------------------------------------------------------------------
AES Tiete SA                                                                             3,831,800     $      146,229
AES Tiete SA (PFD Shares)                                                                4,679,000            182,204
All America Latina Logistica (PFD Shares)                                                   59,000            808,723
American Banknote SA                                                                        19,000            220,187
Aracruz Celulose SA (PFD Shares)                                                            63,000            421,308
Banco Bradesco SA                                                                           40,000          1,012,461
Banco Bradesco SA (PFD Shares)                                                             126,480          3,069,406
Banco Itau Holding Financeira SA (PFD Shares)                                               65,200          2,911,319
Bombril SA (PFD Shares)(a)                                                                 100,000            854,102
Brasil Telecom Participacoes SA                                                              9,400            263,063
Brasil Telecom Participacoes SA (PFD Shares)                                                40,919            502,033
Brasil Telecom SA (PFD Shares)                                                              42,212            308,809
Braskem SA (PFD Shares)                                                                     16,000            143,385
Centrais Eletricas Brasileiras SA                                                       22,000,000            662,513
Centrais Eletricas Brasileiras SA (Class "B" Shares) (PFD Shares)                       17,191,100            508,682
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PFD Shares)                          7,178,255            279,527
Cia Brasileira de Petroleo Ipiranga                                                         11,500            154,050
Cia de Bebidas das Americas (PFD Shares)                                                 6,923,755          4,880,924
Cia de Companhia de Concessoes Rodoviarias (CCR)                                            40,000            737,487
Cia de Saneamento Basico do Estado de Sao Paulo                                             23,200            506,160
Cia Energetica de Minas Gerais                                                               7,786            169,829
Cia Energetica de Minas Gerais (PFD Shares)                                                 57,546          1,226,214
Cia Energetica de Sao Paulo (PFD Shares)(a)                                             23,500,000            430,101
Cia Paranaense de Energia-Copel (PFD Shares)                                            18,000,000            311,215
Cia Siderurgica Nacional SA (CSN)                                                           20,100          1,041,526
Cia Vale do Rio Doce                                                                        94,700          4,237,407
Cia Vale do Rio Doce (PFD Shares)                                                          164,146          6,178,060
Contax Participacoes SA                                                                      7,000             11,558
Contax Participacoes SA (ADR)                                                               26,608             30,732
Contax Participacoes SA (PFD Shares)                                                       151,000            187,378
CPFL Energia SA                                                                             15,000            301,869
Cyrela Brazil Realty SA                                                                     20,824            258,408
Duratex SA (PFD Shares)                                                                     45,600          1,314,019
EDP-Energias do Brasil SA                                                                   16,600            341,308
Eletropaulo Metropolitana SA (PFD Shares)                                                5,767,190            379,958
Embratel Participacoes SA(a)                                                            37,424,000            149,618
Embratel Participacoes SA (PFD Shares)                                                  67,000,000            246,641
Empresa Brasileira de Aeronautica SA                                                       275,351          3,348,245
Gerdau SA (PFD Shares)                                                                      39,400          1,012,617
Gol Linhas Aereas Inteligentes SA (PFD Shares)                                              14,000            463,832
Investimentos Itau SA (PFD Shares)                                                         751,217          4,723,384
Klabin SA (PFD Shares)                                                                      47,000            165,940
Localiza Rent a Car SA                                                                      19,500            220,210
Lojas Americanas SA (PFD Shares)                                                        28,835,940          2,305,677
Lojas Renner SA                                                                             29,000            546,573
Lupatech SA                                                                                 13,700            332,541
Marcopolo SA (PFD Shares)                                                                   46,300            175,969
Metalurgica Gerdau SA (PFD Shares)                                                          15,700            543,794
Natura Cosmeticos SA                                                                        35,000            508,827
Net Servicos de Comunicacao SA (PFD Shares)(a)                                             109,407          1,817,769
Perdigao SA                                                                                 24,508            464,456
Petroleo Brasileiro SA                                                                     137,600          4,199,443
Petroleo Brasileiro SA (ADR)                                                                46,850          4,997,958
Petroleo Brasileiro SA (PFD Shares)                                                         22,900            613,996
Randon Participacoes SA (PFD Shares)                                                        63,700            568,868
Sadia SA (PFD Shares)                                                                      172,000            801,952
Souza Cruz SA                                                                               18,700            449,538
Suzano Papel e Celulose SA                                                                  20,000            271,028
Tam SA (PFD Shares)                                                                         12,600            420,000
Tele Norte Leste Participacoes SA                                                           11,200            446,604
Tele Norte Leste Participacoes SA (PFD Shares)                                              24,000            460,436
Tele Norte Leste Participacoes SA (PFD Shares) (ADR)                                        26,608            504,754
Telemar Norte Leste SA (PFD Shares)                                                          9,000            251,635
Telemig Celular Participacoes SA (PFD Shares)                                           54,600,600            138,061
Telesp Telecomunicacoes de Sao Paulo SA                                                      5,050            152,077
Telesp Telecomunicacoes de Sao Paulo SA (PFD Shares)                                         7,313            238,451
Tim Participacoes SA                                                                    30,104,900            168,031
Tim Participacoes SA (PFD Shares)                                                      148,232,000            513,348
Totvs SA                                                                                    11,000            362,612
Tractebel Energia SA                                                                        16,300            181,873
Ultrapar Participacoes SA (PFD Shares)                                                       5,000            167,160
Unibanco-Uniao de Bancos Brasileiros SA                                                    136,446          1,554,322
Usinas Siderurgicas de Minas Gerais SA                                                       4,600            304,517
Usinas Siderurgicas de Minas Gerais SA (PFD Shares)                                         14,000            799,585
Vivo Participacoes SA (PFD Shares)                                                         100,000            500,000
Votorantim Celulose e Papel SA (PFD Shares)                                                 12,400            281,350
Weg SA                                                                                     130,700          1,236,425
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   72,602,271
---------------------------------------------------------------------------------------------------------------------

Bulgaria -- 0.1%
---------------------------------------------------------------------------------------------------------------------
Albena Invest Holding Plc                                                                   19,550     $      235,305
Bulgarian Telecommunications Co.                                                            32,300            247,801
Bulgartabak Holding                                                                          3,450             81,000
Doverie Holding AD                                                                          37,500            181,162
Insurance & Reinsurance Co., DZI AD(a)                                                       1,100            120,015
Sopharma AD                                                                                 48,000            241,268
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    1,106,551
---------------------------------------------------------------------------------------------------------------------

Chile -- 3.0%
---------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de Pensiones Provida SA (ADR)                                       9,800     $      307,034
Almendral SA                                                                             7,092,000            817,246
Antarchile SA (Series "A")                                                                   8,000            151,115
Banco de Chile                                                                           1,412,583            130,062
Banco de Chile (ADR)                                                                        21,259          1,137,584
Banco de Credito e Inversiones                                                              48,100          1,584,218
Banco Santander Chile SA (ADR)                                                              47,622          2,359,194
Cap SA                                                                                      12,000            276,792
Cencosud SA                                                                                 57,000            236,711
Cia Cervecerias Unidas SA (ADR)                                                             37,800          1,393,686
Cia de Telecomunicaciones de Chile SA (ADR)                                                113,766          1,081,915
Coia General de Electricidad SA                                                             16,600            148,116
Colbun SA                                                                                  628,700            144,061
Corpbanca SA                                                                            19,442,600            121,805
Corpbanca SA (ADR)                                                                          17,000            520,540
Distribucion y Servicio D&S SA (ADR)                                                        48,500          1,551,515
Embotelladora Andina SA (Series "A") (ADR)                                                  25,100            480,163
Embotelladora Andina SA (Series "B") (ADR)                                                  48,900          1,001,961
Empresa Nacional de Electricidad SA (ADR)                                                   61,159          2,969,881
Empresa Nacional de Telecomunicaciones SA                                                   47,600            813,108
Empresas CMPC SA                                                                             7,000            259,136
Empresas Copec SA                                                                          126,000          1,841,837
Enersis SA (ADR)                                                                           137,171          2,750,279
Grupo Security SA                                                                          920,700            305,880
Invercap SA                                                                                 51,300            349,629
Lan Airlines SA (ADR)                                                                       16,100          1,354,815
Madeco SA (ADR)(a)                                                                         105,700          1,478,743
Masisa SA (ADR)                                                                            140,805          1,965,638
Parque Arauco SA                                                                           498,800            710,204
S.A.C.I. Falabella SA                                                                      313,300          1,623,747
SM-Chile SA (Class "B" Shares)                                                           1,073,236            121,229
Sociedad Quimica y Minera de Chile SA (ADR)                                                  2,095            370,920
Sociedad Quimica y Minera de Chile SA (Series "B") (ADR)                                    20,600          3,544,024
Vina Concha y Toro SA (ADR)                                                                 31,000          1,539,150
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   35,441,938
---------------------------------------------------------------------------------------------------------------------

China -- 6.3%
---------------------------------------------------------------------------------------------------------------------
Air China Ltd. (Class "H" Shares)                                                          300,000     $      228,937
Aluminum Corp. of China Ltd. (Class "H" Shares)                                            330,000            564,835
Beijing Enterprises Holdings Ltd.                                                           65,000            246,728
Beijing North Star Co., Ltd. (Class "H" Shares)                                          1,580,000          1,166,055
BOE Technology Group Co., Ltd. (Class "B" Shares)(a)                                     1,405,300            400,852
BYD Co., Ltd. (Class "H" Shares)                                                            70,000            403,231
Chaoda Modern Agriculture Holdings Ltd.                                                    220,000            170,342
China Construction Bank (Class "H" Shares)(144A)                                         3,489,000          2,395,141
China COSCO Holdings Co., Ltd. (Class "H" Shares)                                          323,150            465,381
China Everbright Ltd.(a)                                                                   932,000          1,951,881
China International Marine Containers Co., Ltd. (Class "B" Shares)                         163,812            404,587
China Life Insurance Co., Ltd. (Class "H" Shares)                                        1,925,000          6,886,877
China Mengniu Dairy Co., Ltd.                                                              143,000            494,385
China Merchants Holdings International Co., Ltd.                                           824,000          3,984,355
China Merchants Property Development Co., Ltd.                                             392,436          1,550,015
China Mobile Hong Kong Ltd.                                                                710,400          7,658,134
China Netcom Group Corp. (Hong Kong) Ltd.                                                  120,500            332,697
China Overseas Land & Investment Ltd.                                                      708,000          1,095,093
China Petroleum & Chemical Corp. (Class "H" Shares)                                      3,974,000          4,439,509
China Resources Enterprise Ltd.                                                            294,000          1,105,644
China Southern Airlines Co., Ltd. (Class "H" Shares)(a)                                    375,000            257,364
China Telecom Corp. Ltd. (Class "H" Shares)                                              1,950,000          1,148,158
China Travel International Investment Hong Kong Ltd.                                       800,000            419,586
China Unicom Ltd.                                                                          420,000            724,402
China Vanke Co., Ltd. (Class "B" Shares)                                                   740,886          1,533,805
Chongqing Changan Automobile Co., Ltd. (Class "B" Shares)                                  502,100            589,387
CITIC International Financial Holdings Ltd.                                                384,000            322,748
CNOOC Ltd.                                                                               1,532,500          1,740,926
COFCO International Ltd.                                                                   460,000            312,115
Cosco Pacific Ltd.                                                                         122,000            319,082
Ctrip.com International Ltd. (ADR)                                                           7,300            573,999
Dazhong Transportation Group Co., Ltd. (Class "B" Shares)                                  422,583            699,797
Denway Motors Ltd.                                                                         960,000            450,638
Dongfeng Motor Group Corp. (Class "H" Shares)                                              836,000            444,948
Focus Media Holding Ltd. (ADR)(a)                                                           21,890          1,105,445
Guangdong Electric Power Development Co., Ltd. (Class "B" Shares)                          264,000            243,134
Guangdong Investment Ltd.                                                                  374,000            217,995
Guangdong Provincial Expressway Development Co., Ltd. (Class "B" Shares)                   234,960            183,030
Hangzhou Steam Turbine Co., Ltd. (Class "B" Shares)                                        161,720            549,312
Jiangsu Expressway Co., Ltd. (Class "H" Shares)                                            352,000            357,026
Kingboard Chemical Holdings Ltd.                                                            86,500            398,179
Lenovo Group Ltd.                                                                          492,000            289,584
Li Ning Co., Ltd.                                                                          108,000            261,938
Lianhua Supermarket Holdings Ltd. (Class "H" Shares)                                       130,000            185,405
Maanshan Iron & Steel Co., Ltd. (Class "H" Shares)                                       2,729,000          2,129,602
Parkson Retail Group Ltd.                                                                   58,000            369,806
PetroChina Co., Ltd. (Class "H" Shares)                                                  1,872,300          2,771,813
PICC Property & Casualty Co., Ltd. (Class "H" Shares)(a)                                   390,000            317,493
Ping An Insurance Group Co. of China Ltd. (Class "H" Shares)                               669,000          4,739,684
Qingling Motors Co., Ltd.                                                                1,448,966            418,742
Samson Holding Ltd.                                                                        222,000            115,077
Semiconductor Manufacturing International Corp.(a)                                       2,825,000            387,259
Shanghai Diesel Engine Co., Ltd.(a)                                                        534,000            448,560
Shanghai Electric Group Co., Ltd. (Class "H" Shares)                                       460,000            207,259
Shanghai Industrial Holdings Ltd.                                                           84,000            320,683
Shanghai Jinjiang International Hotels Development Co., Ltd.                               574,800            857,797
Shanghai Zhenhua Port Machinery Co., Ltd. (Class "B" Shares)                               440,000            819,735
Shenzhen Chiwan Wharf Holdings Ltd. (Class "B" Shares)                                     153,115            352,027
SINA Corp.(a)                                                                                9,000            376,740
Sinopec Yizheng Chemical Fibre Co., Ltd.(a)                                              3,201,000          1,505,808
Sinopec-China Petroleum & Chemical Corp. (Class "H" Shares)                              1,628,000          1,074,721
Sinotrans Ltd. (Class "H" Shares)                                                          300,000            141,803
Suntech Power Holdings Co., Ltd. (ADR)(a)                                                    4,600            167,762
Tingyi (Cayman Islands) Holding Corp.                                                    1,184,000          1,368,611
TPV Technology Ltd.                                                                         84,000             58,123
Travelsky Technology Ltd.                                                                  812,000            694,852
Tsingtao Brewery Co., Ltd. (Class "H" Shares)                                            1,124,000          2,732,070
Weiqiao Textile Co., Ltd. (Class "H" Shares)                                                82,000            183,949
Wumart Stores, Inc. (Class "H" Shares)(b)                                                  156,000            137,285
Yantai Changyu Pioneer Wine Co., Ltd. (Class "B" Shares)                                   103,948            518,501
Yanzhou Coal Mining Co., Ltd. (Class "H" Shares)                                           320,000            488,898
Zhejiang Expressway Co., Ltd. (Class "H" Shares)                                           186,000            200,095
ZTE Corp. (Class "H" Shares)                                                               135,000            642,227
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   73,819,664
---------------------------------------------------------------------------------------------------------------------

Colombia -- 0.8%
---------------------------------------------------------------------------------------------------------------------
Almacenes Exito SA                                                                          99,500     $      713,473
Banco de Bogota                                                                             14,000            214,934
Bancolombia SA (PFD Shares) (ADR)                                                           53,000          1,739,990
Cementos Argos SA                                                                          167,900            728,882
Cia Colombiana de Inversiones SA                                                            24,000            278,243
Cia de Cemento Argos SA                                                                    214,100          1,279,351
Grupo Aval Acciones y Valores SA                                                         1,192,000            381,708
Grupo Nacional de Chocolates SA                                                            156,400          1,319,575
Interconexion Electrica SA                                                                 470,000          1,656,282
Promigas SA                                                                                 27,000            345,291
Suramericana de Inversiones SA                                                              86,000            816,956
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    9,474,685
---------------------------------------------------------------------------------------------------------------------

Croatia -- 0.7%
---------------------------------------------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)                                                                 13,700     $    1,458,010
Atlantska Plovidba DD(a)                                                                       950            298,189
Croatia Osiguranje DD(a)                                                                       160            536,613
Dalekovod DD(a)                                                                              1,390            335,020
Ericsson Nikola Tesla                                                                        2,010          1,368,248
INA Industrija Nafte DD                                                                        530            290,708
Institut Gradevinarstva Hrvatske DD                                                            110            239,303
Koncar-Elektroindustrija DD(a)                                                               2,370            504,375
Kras DD                                                                                      1,645            243,880
Petrokemija DD(a)                                                                            5,250            290,528
Podravka Prehrambena Industija DD                                                            8,200            863,422
Privredna Banka Zagreb DD(a)                                                                 3,310          1,188,466
Riviera Holding DD(a)                                                                        3,830            495,524
Tankerska Plovidba(a)                                                                          290            279,450
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    8,391,736
---------------------------------------------------------------------------------------------------------------------

Czech Republic -- 3.0%
---------------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                     279,770     $   14,392,369
Komercni Banka AS                                                                           22,200          4,114,420
Komercni Banka AS (GDR)                                                                     27,154          1,664,540
Philip Morris CR AS                                                                          1,860            963,472
Telefonica 02 Czech Republic AS                                                             89,700          2,512,044
Telefonica 02 Czech Republic AS (GDR)                                                       54,303          1,513,968
Unipetrol AS(a)                                                                            354,000          4,714,161
Zentiva NV                                                                                  72,500          4,902,307
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   34,777,281
---------------------------------------------------------------------------------------------------------------------

Egypt -- 1.5%
---------------------------------------------------------------------------------------------------------------------
Alexandria Mineral Oils Co.                                                                 31,100     $      464,530
Arab Cotton Ginning                                                                        243,000            386,401
Caylon Bank Egypt                                                                           38,690            115,611
Commercial International Bank                                                               85,630            916,661
Eastern Tobacco                                                                             13,400            965,091
Egypt Kuwaiti Holding Co.                                                                  222,000            468,420
Egyptian Financial & Industrial Co.                                                         17,400            315,928
Egyptian Financial Group-Hermes Holding SAE                                                133,700          1,069,628
Egyptian International Pharmaceutical Industrial Co.                                        40,120            204,415
Egyptian Media Production City(a)                                                           48,072             76,685
El Ezz Aldekhela Steel Alexa Co.                                                             1,300            235,263
El Ezz Steel Rebars SAE                                                                     26,900            264,569
El Sewedy Cables Holding Co.(a)                                                             19,000            272,476
El Watany Bank of Egypt                                                                     32,900            262,391
Medinet Nasr for Housing                                                                     9,000            484,163
Misr Cement                                                                                 18,251            262,872
MobiNil-Egyptian Co. for Mobil Services                                                     13,978            439,537
National Societe General Bank                                                               28,979            190,902
Olympic Group Financial Investments                                                         53,371            609,418
Orascom Construction Industries (OCI)                                                       58,755          3,846,099
Orascom Hotel Holdings SAE(a)                                                               11,863             83,567
Orascom Hotels & Development(a)                                                             83,200            876,943
Orascom Telecom Holding SAE                                                                229,000          2,943,996
Oriental Weavers Co.                                                                        26,710            330,796
Raya Holding Co.                                                                            43,400             88,439
Sidi Kerir Petrochemcials Co.                                                              154,500            482,024
Suez Cement Co.                                                                             42,400            430,812
Telecom Egypt                                                                              165,000            508,406
Torah Portland Cement Co.                                                                    4,300             97,444
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   17,693,487
---------------------------------------------------------------------------------------------------------------------

Estonia -- 0.8%
---------------------------------------------------------------------------------------------------------------------
AS Baltika                                                                                  65,189     $      688,763
AS Eesti Ehitus                                                                             90,600            732,229
AS Eesti Telekom                                                                             9,500            103,899
AS Eesti Telekom (GDR)                                                                      42,400          1,391,496
AS Harju Elekter                                                                            18,000             86,282
AS Merko Ehitus                                                                             53,200          1,686,879
AS Norma                                                                                    25,000            158,411
AS Olympic Entertainment Group                                                             196,000          1,580,976
AS Saku Olletehase                                                                           8,000            174,494
AS Tallink Group Ltd.                                                                      959,100          1,864,674
AS Tallinna Kaubamaja                                                                       42,700            522,826
AS Tallinna Vesi                                                                             8,800            157,617
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    9,148,546
---------------------------------------------------------------------------------------------------------------------

Ghana -- 0.2%
---------------------------------------------------------------------------------------------------------------------
Aluworks Ghana Ltd.                                                                      1,810,900     $    1,446,010
CAL Bank Ltd.                                                                            1,000,000            293,504
SSB Bank Ltd.                                                                              370,000            302,074
Standard Chartered Bank of Ghana Ltd.                                                       10,200            198,793
Unilever Ghana Ltd.                                                                        249,000            510,772
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    2,751,153
---------------------------------------------------------------------------------------------------------------------

Hungary -- 3.2%
---------------------------------------------------------------------------------------------------------------------
Danubius Hotel & Spa Rt.(a)                                                                  8,190     $      437,460
EGIS Rt                                                                                      3,378            418,543
FHB Land Credit & Mortgage Bank Rt                                                          18,000            226,178
Fotex Rt.(a)                                                                               478,034          2,484,751
Magyar Telekom Rt                                                                        1,104,700          6,022,981
Magyar Telekom Rt. (ADR)                                                                    37,300          1,039,178
MOL Hungarian Oil & Gas Rt                                                                  58,905          8,903,287
OTP Bank Rt                                                                                235,620         13,631,568
Pannonplast Rt.(a)                                                                          25,800            711,678
RABA Automotive Holding Rt.(a)                                                              52,760            571,046
Richter Gedeon Rt                                                                           16,452          3,302,993
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   37,749,663
---------------------------------------------------------------------------------------------------------------------

India -- 5.7%
---------------------------------------------------------------------------------------------------------------------
Aban Offshore Ltd.                                                                           4,700     $      346,028
ACC Ltd.                                                                                    18,500            423,251
Aditya Birla Nuvo Ltd.                                                                       6,706            221,592
Allahabad Bank Ltd.                                                                         64,000            128,428
Amtek Auto Ltd.                                                                             16,000            160,438
Andhra Bank                                                                                 55,000            116,181
Asea Brown Boveri India Ltd.                                                                10,000            268,676
Ashok Leyland Ltd.                                                                         123,000            114,696
Asian Paints Ltd.                                                                            8,000            162,694
Bajaj Auto Ltd.                                                                              7,200            377,688
Bajaj Auto Ltd. (GDR) (144A)                                                                 7,202            378,211
Bajaj Hindusthan Ltd.                                                                       14,000             58,223
Balrampur Chini Mills Ltd.                                                                  46,000             86,393
Bank of India(a)                                                                            43,100            245,510
Bharat Earth Movers Ltd.                                                                     5,000            142,011
Bharat Electronics Ltd.                                                                      5,000            225,264
Bharat Forge Ltd.                                                                           42,200            321,057
Bharat Heavy Electricals Ltd.                                                               26,000            985,501
Bharat Petroleum Corp. Ltd.                                                                 14,000            117,008
Bharti Airtel Ltd.(a)                                                                      188,400          3,868,228
Biocon Ltd.                                                                                 19,200            208,821
Canara Bank Ltd.                                                                            21,500            142,690
Century Textiles & Industries Ltd.                                                          12,000            198,354
Cipla Ltd.                                                                                 120,600            622,187
Colgate-Palmolive (India) Ltd.                                                              13,000            119,072
Container Corp. of India Ltd.                                                                4,500            259,122
Corp. Bank                                                                                  17,000            135,205
Cummins India Ltd.                                                                          23,000            192,661
Dabur India Ltd.                                                                            51,000            128,743
Dish TV India Ltd.(a)                                                                       20,412             53,627
Dr. Reddy's Laboratories Ltd. (ADR)                                                         26,800            432,552
EIH Ltd.                                                                                    52,500            135,349
Essar Oil Ltd.(a)                                                                           99,000            133,561
Financial Technologies India Ltd.                                                            3,500            259,682
Gail India Ltd.                                                                             27,000            205,416
Gail India Ltd. (GDR)                                                                       16,700            771,540
Glaxosmithkline Pharmaceuticals Ltd.                                                         8,000            248,804
Glenmark Pharmaceuticals Ltd.                                                               14,000            227,154
Grasim Industries Ltd. (GDR)                                                                13,300            864,500
Great Eastern Shipping Co., Ltd.                                                            15,200            133,476
Great Offshore Ltd.                                                                          3,800             78,371
GTL Ltd.                                                                                    34,000            186,841
Gujarat Ambuja Cements Ltd.                                                                159,800            486,704
HCL Technologies Ltd.                                                                       16,000            137,627
HDFC Bank Ltd.                                                                              51,200          1,423,615
HDFC Bank Ltd. (ADR)                                                                         7,700            648,802
Hero Honda Motors Ltd.                                                                      16,942            288,828
Hexaware Technologies Ltd.                                                                  30,000            119,997
Hindalco Industries Ltd. (GDR) (144A)                                                      140,410            561,640
Hindustan Lever Ltd.                                                                       306,109          1,431,980
Hindustan Petroleum Corp. Ltd.(a)                                                           18,000            118,067
Hindustan Zinc Ltd.                                                                         19,900            342,897
Housing Development Finance Corp.                                                           46,200          2,294,449
I-Flex Solutions Ltd.                                                                        4,000            254,774
ICICI Bank Ltd.                                                                            132,300          3,099,679
ICICI Bank Ltd. (ADR)                                                                       26,300          1,292,645
India Cements Ltd.(a)                                                                       48,000            243,838
Indiabulls Financial Services Ltd.                                                          17,000            245,487
Indiabulls Real Estate Ltd.(a)                                                              17,000            173,684
Indian Hotels Co., Ltd.                                                                     74,600            276,212
Indian Oil Corp. Ltd.                                                                       11,000            119,678
Indian Petrochemicals Corp. Ltd.                                                            17,000            142,881
Industrial Development Bank of India Ltd.                                                   74,000            216,191
Infosys Technologies Ltd.                                                                   66,851          3,164,452
Infrastructure Development Finance Co., Ltd.                                               185,300            596,824
ITC Ltd.                                                                                   411,100          1,562,902
ITC Ltd. (GDR)                                                                             220,700            832,039
Jaiprakash Associates Ltd.                                                                  11,000            200,800
Jammu & Kashmir Bank Ltd.(a)                                                                12,000            198,896
Jet Airways (India) Ltd.                                                                     9,000            179,403
Jindal Steel & Power Ltd.                                                                    3,000            254,000
JSW Steel Ltd.                                                                              17,000            255,577
Kotak Mahindra Bank Ltd.                                                                    32,000            529,475
Larsen & Toubro Ltd.                                                                        12,200            656,430
Larsen & Toubro Ltd. (GDR)                                                                  24,000          1,298,400
LIC Housing Finance Ltd.(a)                                                                 30,000            152,214
Lupin Ltd.(a)                                                                               14,300            256,579
Mahanagar Telephone Nigam Ltd.                                                              31,000            122,399
Mahanagar Telephone Nigam Ltd. (ADR)                                                        38,500            298,375
Mahindra & Mahindra Ltd.(a)                                                                 40,800            723,979
Maruti Udyog Ltd.                                                                           18,500            337,143
Motor Industries Co., Ltd.                                                                   2,000            220,954
Mphasis Ltd.(a)                                                                             27,000            217,675
National Aluminium Co., Ltd.                                                                24,000            154,922
Nestle India Ltd.(a)                                                                         5,000            143,713
Neyveli Lignite Corp. Ltd.(a)                                                               78,000            118,232
Nicholas Piramal India Ltd.                                                                 21,000            153,973
NTPC Ltd.                                                                                  295,200          1,105,366
Oil & Natural Gas Corp. Ltd.                                                                53,250          1,180,096
Patni Computer Systems Ltd.                                                                 14,000            178,289
Petronet LNG Ltd.                                                                           94,000            130,499
Punjab National Bank Ltd.                                                                   13,000            175,114
Ranbaxy Laboratories Ltd.                                                                   24,000            209,529
Ranbaxy Laboratories Ltd. (GDR)                                                             20,500            181,425
Reliance Capital Ltd.                                                                       22,000            589,036
Reliance Capital Ltd. (GDR) (144A)(a)                                                        2,140             57,213
Reliance Communications Ltd.(a)                                                            227,700          2,888,624
Reliance Communications Ltd. (GDR) (144A)(a)                                                42,816            543,986
Reliance Energy Ltd.                                                                        26,300            395,807
Reliance Energy Ltd. (GDR)(144A)                                                             5,900            269,021
Reliance Energy Ltd. (GDR) (144A)(a)                                                         1,070             48,358
Reliance Industries Ltd.                                                                    84,100          3,519,350
Reliance Industries Ltd. (GDR) (144A)                                                       15,808          1,335,776
Reliance Industries Ltd. (GDR) (144A)                                                        5,600            473,200
Reliance Natural Resources Ltd. (GDR)(144A)(a)                                              21,408             41,001
Reliance Petroleum Ltd.(a)                                                                 207,300            565,515
Satyam Computer Services Ltd.                                                               41,300            473,188
Satyam Computer Services Ltd. (ADR)                                                         24,000            594,240
Sesa Goa Ltd.(a)                                                                             5,000            218,022
Shipping Corp. of India Ltd.                                                                33,000            157,843
Siemens India Ltd.                                                                          10,900            372,077
State Bank of India Ltd. (GDR)                                                              11,800          1,040,760
Steel Authority of India Ltd.(a)                                                           156,000            504,166
Sterlite Industries (India) Ltd.                                                            12,000            172,661
Sun Pharma Advanced Research Co., Ltd.(a)(b)                                                10,000             21,362
Sun Pharmaceuticals Industries Ltd.                                                         10,000            252,532
Suzlon Energy Ltd.                                                                          11,500            421,991
Syndicate Bank Ltd.                                                                         66,000            124,642
Tata Chemicals Ltd.                                                                         22,000            133,941
Tata Consultancy Services Ltd.                                                              24,190            683,691
Tata Motors Ltd.                                                                            18,100            297,894
Tata Motors Ltd. (ADR)                                                                      19,800            325,116
Tata Power Co., Ltd.                                                                        46,000            755,472
Tata Steel Ltd.                                                                             65,600            961,613
Tata Tea Ltd.(a)                                                                             6,000            125,861
Tata Teleservices Maharashtra Ltd.(a)                                                      280,840            196,136
Titan Industries Ltd.(a)                                                                     6,000            197,355
Ultra Tech Cement Ltd.                                                                       7,000            153,912
Unitech Ltd.                                                                                27,500            339,772
United Breweries Ltd.                                                                       34,200            253,176
United Phosphorus Ltd.                                                                      20,000            153,439
United Spirits Ltd.                                                                          7,000            221,533
UTI Bank Ltd.                                                                               49,300            733,712
Videocon Industries Ltd.                                                                    11,000            113,607
Videsh Sanchar Nigam Ltd.                                                                   12,000            138,655
Videsh Sanchar Nigam Ltd. (ADR)                                                             11,100            258,297
Voltas Ltd.                                                                                 41,700            113,777
Wipro Ltd.                                                                                  20,300            258,189
Wipro Ltd. (ADR)                                                                            13,100            203,705
Wire & Wireless India Ltd.(a)                                                               17,750             27,668
Zee News Ltd.(a)                                                                            16,049             18,156
Zee Telefilms Ltd.                                                                          76,200            552,238
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   66,491,441
---------------------------------------------------------------------------------------------------------------------

Indonesia -- 2.9%
---------------------------------------------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                                                     1,717,500     $    2,387,229
Astra Argo Lestari Tbk PT                                                                  420,000            640,657
Astra International Tbk PT                                                               1,323,000          2,482,519
Bakrie & Brothers Tbk PT(a)                                                             60,364,000          1,970,093
Bank Central Asia Tbk PT                                                                 3,801,000          2,291,982
Bank Danamon Indonesia Tbk PT                                                              685,000            523,724
Bank Internasional Indonesia Tbk PT                                                      6,667,000            132,206
Bank Mandiri PT                                                                          2,758,000            953,467
Bank Niaga Tbk PT                                                                        4,309,000            390,663
Bank Pan Indonesia Tbk PT(a)                                                             3,525,272            250,241
Bank Rakyat Indonesia PT                                                                 2,974,000          1,894,029
Berlian Laju Tanker Tbk PT                                                               1,250,000            283,100
Bumi Resources Tbk PT                                                                    8,789,000          2,212,263
Energi Mega Persada Tbk PT(a)                                                            3,938,000            347,585
Gudang Garam Tbk PT                                                                        763,500            943,076
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                                                  1,095,000            136,828
Indocement Tunggal Prakarsa Tbk PT                                                         500,000            345,602
Indofood Sukses Makmur Tbk PT                                                            6,576,500          1,471,666
Indonesian Satellite Corp. Tbk PT                                                        1,322,500            951,439
International Nickel Indonesia Tbk PT                                                      130,000            799,372
Kalbe Farma Tbk PT                                                                       1,517,000            233,395
Kawasan Industri Jababeka Tbk PT                                                        10,550,000            251,048
Matahari Putra Prima Tbk PT                                                              1,600,000            143,172
Medco Energi Internasional Tbk PT                                                        1,397,000            546,277
Perusahaan Gas Negara PT                                                                 1,000,000          1,047,123
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT                                      454,000            326,319
Ramayana Lestari Sentosa Tbk PT                                                          4,100,000            458,966
Semen Gresik Persero Tbk PT                                                                265,500          1,518,840
Telekomunikasi Indonesia Tbk PT                                                          3,895,160          4,225,425
Tempo Scan Pacific Tbk PT                                                                2,000,000            219,406
Unilever Indonesia Tbk PT                                                                  852,700            632,742
United Tractors Tbk PT                                                                   3,396,000          3,103,884
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   34,114,338
---------------------------------------------------------------------------------------------------------------------

Israel -- 2.9%
---------------------------------------------------------------------------------------------------------------------
Africa-Israel Investments Ltd.                                                               6,700     $      678,456
Aladdin Knowledge Systems Ltd.(a)                                                           10,000            207,400
Alvarion Ltd.(a)                                                                            13,900            128,293
Bank Hapoalim B.M                                                                          401,452          1,957,721
Bank Leumi Le-Israel                                                                       426,824          1,671,868
Bezeq Israeli Telecommunication Corp. Ltd.                                               1,280,638          2,085,650
Cellcom Israel Ltd.                                                                         34,200            905,274
Ceragon Networks Ltd.(a)                                                                    20,600            236,282
Check Point Software Technologies Ltd.(a)                                                   56,041          1,278,295
Clal Industries Ltd.                                                                        21,900            130,159
Clal Insurance & Enterprise Holdings Ltd.(a)                                                 5,900            160,909
Delek Automotive Systems Ltd.                                                               17,000            167,868
Delek Group Ltd.                                                                             1,300            306,887
Discount Investment Corp.                                                                    3,650            115,540
ECI Telecom Ltd.(a)                                                                         18,600            170,190
ECtel Ltd.(a)                                                                                  237                775
Elbit Medical Imaging Ltd.                                                                   3,900            179,530
Elbit Systems Ltd.                                                                           7,000            294,975
First International Bank of Israel Ltd.(a)                                                   9,100            107,037
Frutarom                                                                                    21,000            169,566
Gazit Globe (1982) Ltd.                                                                     14,000            175,199
Gilat Satellite Networks Ltd.(a)                                                            29,100            276,438
Given Imaging Ltd.(a)                                                                        8,000            251,440
Harel Insurance Investments Ltd.                                                             3,000            166,208
Housing & Construction Holdings Ltd.(a)                                                     85,800            154,899
IDB Development Corp. Ltd.                                                                   8,276            310,352
IDB Holding Corp. Ltd.                                                                       7,103            231,725
Israel Chemicals Ltd.                                                                      382,215          3,040,992
Israel Corp. Ltd.                                                                            1,850          1,274,389
Israel Discount Bank Ltd. (Series "A")(a)                                                  275,000            567,817
Koor Industries Ltd.(a)                                                                      3,023            201,184
Makhteshim-Agan Industries Ltd.                                                            254,757          1,843,783
Mizrahi Tefahot Bank Ltd.                                                                   58,000            426,524
Nice Systems Ltd.(a)                                                                        22,300            778,659
Orbotech Ltd.(a)                                                                            10,000            223,200
Ormat Industries Ltd.                                                                       26,500            303,660
Osem Investment Ltd.                                                                         6,520             63,882
Partner Communications Co., Ltd.                                                           110,860          1,763,116
Property & Building Corp. Ltd.                                                               1,000            180,776
RADVision Ltd.(a)                                                                            6,800            143,004
RADWARE Ltd.(a)                                                                              7,700            112,035
Retalix Ltd.(a)                                                                              5,900            114,645
Strauss-Elite Ltd.                                                                          17,400            207,628
Super-Sol Ltd.(a)                                                                           68,000            268,585
Syneron Medical Ltd.(a)                                                                     15,600            389,220
Teva Pharmaceutical Industries Ltd.                                                         87,999          3,637,588
Teva Pharmaceutical Industries Ltd. (ADR)                                                  146,600          6,047,250
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   34,106,873
---------------------------------------------------------------------------------------------------------------------

Kenya -- 0.7%
---------------------------------------------------------------------------------------------------------------------
Athi River Mining Ltd.                                                                     561,200     $      621,689
Bamburi Cement Co., Ltd.                                                                   366,541          1,042,557
Barclays Bank of Kenya Ltd.                                                              1,401,880          1,521,502
East African Breweries Ltd.                                                                533,000          1,228,772
East African Portland Cement Co., Ltd.                                                      40,900             67,350
Kenya Airways Ltd.                                                                       1,127,600          1,290,694
Kenya Commercial Bank Ltd.                                                               3,894,400          1,370,036
Kenya Oil Co., Ltd.                                                                         78,000            115,599
Kenya Power & Lighting Ltd.                                                                112,650            352,453
Mumias Sugar Co., Ltd.                                                                     565,638            245,561
Nation Media Group Ltd.                                                                     89,673            332,918
NIC Bank Ltd.                                                                              147,120            229,049
Standard Chartered Bank Kenya Ltd.                                                          68,420            195,632
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    8,613,812
---------------------------------------------------------------------------------------------------------------------

Latvia -- 0.0%
---------------------------------------------------------------------------------------------------------------------
Grindeks(a)                                                                                 12,000     $      174,685
Latvian Shipping Co.(a)                                                                     96,000            232,684
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $      407,369
---------------------------------------------------------------------------------------------------------------------

Lithuania -- 0.6%
---------------------------------------------------------------------------------------------------------------------
Apranga PVA                                                                                102,200     $      683,331
Bankas Snoras(a)                                                                           193,500            403,604
Invalda PVA                                                                                 70,800            454,482
Klaipedos Nafta PVA(a)                                                                     993,963            423,899
Lietuvos Dujos(a)                                                                          200,000            279,169
Lietuvos Energija(a)                                                                        37,000             78,151
Pieno Zvaigzdes(a)                                                                          94,000            179,578
Rokiokio Suris(a)                                                                           17,700            416,039
Rytu Skirstomieji Tinklai                                                                   76,300            119,610
Sanitas(a)                                                                                     500              5,747
Siauliu Bankas(a)                                                                          329,779            480,955
Snaige(a)                                                                                   69,000            276,637
Teo LT AB                                                                                1,307,356          1,195,417
Teo LT AB (GDR)(144A)                                                                       60,000            549,168
Ukio Bankas Commercial Bank                                                                878,133          1,577,042
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    7,122,829
---------------------------------------------------------------------------------------------------------------------

Malaysia -- 2.8%
---------------------------------------------------------------------------------------------------------------------
Affin Holdings Bhd                                                                         236,000     $      170,095
Airasia Bhd(a)                                                                             282,700            155,722
AMMB Holdings Bhd                                                                          267,600            335,024
Astro All Asia Networks Plc                                                                136,500            177,358
Batu Kawan Bhd                                                                              75,400            194,584
Berjaya Sports Toto Bhd                                                                    221,384            336,862
British American Tobacco Malaysia Bhd                                                       33,500            436,620
Bumiputra-Commerce Holdings Bhd                                                            421,433          1,428,004
Bursa Malaysia Bhd                                                                          81,000            267,340
Dialog Group Bhd                                                                           588,000            320,584
Digi.com Bhd                                                                               100,000            666,971
EON Capital Bhd                                                                            111,000            217,202
Gamuda Bhd                                                                                 488,700          1,141,424
Genting Bhd                                                                                631,000          1,509,972
Golden Hope Plantations Bhd                                                                100,000            246,544
Guinness Anchor Bhd                                                                         67,000            114,466
Highlands & Lowlands Bhd                                                                   100,000            223,027
Hong Leong Bank Bhd                                                                        144,400            265,407
Hong Leong Credit Bhd                                                                       61,500            114,884
IGB Corp. Bhd                                                                              312,000            245,254
IJM Corp. Bhd                                                                              437,800          1,059,333
IOI Corp. Bhd                                                                            1,060,935          1,601,160
KLCC Property Holdings Bhd                                                                 250,000            264,045
KNM Group Bhd                                                                              138,000            552,580
Kuala Lumpur Kepong Bhd                                                                    138,250            517,056
Lafarge Malayan Cement Bhd                                                               1,562,200            787,875
Lion Diversified Holdings Bhd                                                               86,100            207,077
Malayan Banking Bhd                                                                        421,855          1,465,991
Malaysia International Shipping Corp. Bhd                                                  289,700            826,465
Malaysian Airline System Bhd(a)                                                            173,300            296,607
Malaysian Bulk Carriers Bhd                                                                205,000            207,995
Malaysian Oxygen Bhd                                                                        93,900            407,965
Malaysian Pacific Industries Bhd                                                            73,000            209,509
Malaysian Plantations Bhd(a)                                                               134,800            138,157
Malaysian Resources Corp. Bhd(a)                                                         1,002,600            787,430
MMC Corp. Bhd                                                                              233,000            527,807
Nestle Malaysia Bhd                                                                          6,000             41,882
OSK Holdings Bhd                                                                           218,000            190,499
Petra Perdana Bhd                                                                          322,567            387,419
Petronas Dagangan Bhd                                                                      435,500          1,010,480
Petronas Gas Bhd                                                                            71,000            216,072
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd                                      139,700            129,723
Pos Malaysia & Services Holdings Bhd                                                       110,000            133,295
PPB Group Bhd                                                                              252,000            554,780
Public Bank Bhd                                                                            445,887          1,264,405
Resorts World Bhd                                                                          570,000            572,007
RHB Capital Bhd                                                                            150,000            209,384
Scomi Group Bhd                                                                            803,700            384,602
Shell Refining Co. Bhd                                                                     201,100            605,983
Sime Darby Bhd                                                                             799,900          2,228,118
SP Setia Bhd                                                                               140,000            351,269
Star Publications (Malaysia) Bhd                                                           104,000            104,406
Ta Ann Holdings Bhd                                                                        137,280            453,292
TA Enterprise Bhd                                                                          386,000            198,592
Tan Chong Motor Holdings Bhd                                                               219,000             79,252
Tanjong Plc                                                                                 68,000            380,370
Telekom Malaysia Bhd                                                                       228,100            681,498
Tenaga Nasional Bhd                                                                        297,625            984,451
Titan Chemicals Corp. Bhd                                                                  940,500            433,467
Top Glove Corp. Bhd                                                                        105,000            249,633
Transmile Group Bhd                                                                         35,000             46,025
Uchi Technologies Bhd                                                                      237,400            214,526
UEM Builders Bhd                                                                           457,000            225,110
UEM World Bhd                                                                              689,300            755,189
UMW Holdings Bhd                                                                            57,000            208,093
Unisem (M) Bhd                                                                             215,000            101,692
WTK Holdings Bhd                                                                            80,200            202,217
YTL Corp. Bhd                                                                              155,584            372,329
YTL e-Solutions Bhd                                                                        577,000             96,305
YTL Power International Bhd                                                                530,980            364,784
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   32,855,545
---------------------------------------------------------------------------------------------------------------------

Mauritius -- 0.4%
---------------------------------------------------------------------------------------------------------------------
Air Mauritius Ltd.(a)                                                                       83,400     $       44,583
Ireland Blyth Ltd.                                                                          64,209            121,265
Mauritius Commercial Bank                                                                  463,595          1,528,498
Mauritius Development Investment Trust Co., Ltd.                                           600,000             99,872
Mon Tresor & Mon Desert Ltd.                                                                23,449             46,538
New Mauritius Hotels Ltd.                                                                  235,400          1,100,141
Rogers & Co., Ltd.                                                                          48,555            466,277
Shell Mauritius Ltd.                                                                        22,000             33,409
State Bank of Mauritius Ltd.                                                               641,899          1,037,641
Sun Resorts Ltd.                                                                            95,730            324,820
United Basalt Products Ltd.                                                                 85,125            105,998
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    4,909,042
---------------------------------------------------------------------------------------------------------------------

Mexico -- 5.8%
---------------------------------------------------------------------------------------------------------------------
Alfa SA de CV (Series "A")                                                                 381,572     $    3,012,424
America Movil SA de CV (Series "L")                                                      4,617,658         14,274,072
Carso Global Telecom SA de CV (Series "A1")(a)                                             160,800            828,440
Carso Infraestructura y Construccion SA(a)                                                 630,000            622,297
Cemex SAB de CV (Series "CPO")                                                           1,984,570          7,298,735
Coca-Cola Femsa SA de CV (Series "L")                                                       77,000            341,193
Consorcio ARA SA de CV                                                                     472,000            761,012
Controladora Comercial Mexicana SA de CV                                                    80,000            206,080
Corporacion GEO SA de CV (Series "B")(a)                                                   107,300            590,093
Desarrolladora Homex SA de CV(a)                                                            25,100            252,583
Empresas ICA SA de CV(a)                                                                   431,819          2,192,716
Fomento Economico Mexicano SA de CV (Series "UBD")                                         571,500          2,242,692
Grupo Aeroportuario del Sureste SAB de CV (Class "B" Shares)                                72,826            383,296
Grupo Bimbo SA de CV (Series "A")                                                          141,527            891,761
Grupo Carso SA de CV (Series "A1")                                                         731,000          2,831,351
Grupo Elektra SA de CV                                                                       9,626            167,599
Grupo Financiero Banorte SA de CV (Class "O" Shares)                                     1,512,100          6,932,826
Grupo Financiero Inbursa SA de CV (Class "O" Shares)                                     1,060,808          2,565,532
Grupo IMSA SA de CV(a)                                                                      28,827            184,630
Grupo Iusacell SA de CV(a)                                                                 136,250          2,007,399
Grupo Mexico SA de CV (Series "B")                                                         339,330          2,087,807
Grupo Modelo SA de CV (Series "C")                                                         146,000            796,158
Grupo Televisa SA (Series "CPO")                                                           446,118          2,467,881
Impulsora del Desarrollo y el
Empleo en America Latina SA de CV (Series "B1")(a)                                       1,268,730          1,992,687
Industrias CH SA (Series "B")(a)                                                            39,452            182,419
Industrias Penoles SA de CV                                                                 29,929            360,525
Kimberly-Clark de Mexico SA de CV                                                          121,570            529,449
Mexichem SA de CV                                                                          134,400            442,107
Organizacion Soriana SAB de CV (Class "B" Shares)                                           75,000            239,415
Promotora y Operadora de Infraestructura SA de CV(a)                                       150,000            552,356
Telefonos de Mexico SA de CV (Series "L")                                                2,262,460          4,291,398
TV Azteca SA de CV (Series "CPO")                                                          593,565            525,257
Urbi Desarrollos Urbanos SA de CV(a)                                                       183,000            843,615
US Commercial Corp. SA de CV(a)                                                            128,000             14,589
Vitro SA de CV (Series "A")                                                                124,168            331,362
Wal-Mart de Mexico SA de CV (Series "V")                                                   779,632          2,961,922
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   67,205,678
---------------------------------------------------------------------------------------------------------------------

Morocco -- 1.4%
---------------------------------------------------------------------------------------------------------------------
Attijariwafa Bank                                                                            8,180     $    2,679,292
Banque Marocaine du Commerce Exterieur (BMCE)                                                9,120          3,075,645
Banque Marocaine pour le Commerce et L' Industrie (BMCI)                                     2,200            323,669
Centrale Laitiere                                                                              420            347,248
Ciments du Maroc                                                                             1,665            562,191
Cosumar Compagnie Sucriere Marocaine et de Raffinage                                         1,637            196,002
CTM(a)                                                                                       1,560             68,431
Douja Promotion Groupe Addoha SA(a)                                                          2,900            980,137
Holcim Maroc SA                                                                              2,082            721,211
Lafarge Ciments                                                                                700            473,136
Lesieur Cristal SA                                                                           1,663            180,648
Managem                                                                                      2,800            174,716
Maroc Telecom                                                                              146,141          2,289,031
ONA SA                                                                                       9,623          1,816,752
RISMA(a)                                                                                     3,100            157,253
Samir                                                                                        6,247            655,980
Societe des Brasseries du Maroc                                                              3,529            782,031
Societe Nationale d'Investissement                                                           3,565            694,468
SONASID (Societe Nationale de Siderurgie)                                                    1,700            594,015
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   16,771,856
---------------------------------------------------------------------------------------------------------------------

Nigeria -- 0.9%
---------------------------------------------------------------------------------------------------------------------
African Petroleum Plc(a)                                                                   894,000     $      449,635
Ashaka Cement Plc                                                                          612,000            355,898
Cadbury Nigeria Plc(a)                                                                     400,000            106,813
Conoil Plc(a)                                                                              322,000            163,872
Dangote Sugar Refinery Plc                                                                 450,600            134,560
First Bank of Nigeria Plc                                                                3,897,096          1,237,271
Guaranty Trust Bank Plc                                                                  5,458,332          1,484,152
Guiness Nigeria Plc                                                                        418,750            416,446
Mobil Nigeria Plc(a)                                                                       119,008            151,507
Nestle Foods Nigeria Plc                                                                   100,000            172,888
Nigeria Bottling Co., Plc(a)                                                               300,000             79,026
Nigerian Breweries Plc                                                                     401,000            132,354
Oando Plc                                                                                  339,000            202,494
Oceanic Bank International Plc                                                           2,408,750            499,733
PZ Industries Plc                                                                        2,216,666            436,017
Total Nigeria Plc                                                                          149,500            194,908
UAC of Nigeria Plc(a)                                                                    1,581,000            391,367
UACN Property Development Co., Plc(a)                                                    2,000,000            386,326
Unilever Nigeria Plc(a)                                                                  3,750,000            533,988
Union Bank of Nigeria Plc                                                                2,346,666            763,473
United Bank for Africa Plc                                                               1,512,000            595,888
Zenith Bank Ltd.                                                                         2,000,000          1,039,529
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    9,928,145
---------------------------------------------------------------------------------------------------------------------

Oman -- 0.8%
---------------------------------------------------------------------------------------------------------------------
Alliance Housing Bank                                                                      142,600     $      137,026
Bank Dhofar SAOG                                                                           315,649            386,107
Bank Muscat SAOG                                                                           501,930          1,785,857
Dhofar International Development & Investment Holding Co.                                  143,200            134,256
National Bank of Oman Ltd.                                                                  45,340            688,843
Oman Cables Industry SAOG                                                                  154,500            561,745
Oman Cement Co., SAOG                                                                       17,000            264,901
Oman Flour Mills Co., Ltd. SAOG                                                             54,300            281,900
Oman International Bank SAOG                                                                76,530            536,634
Oman National Investment Corp. Holdings                                                      8,000            137,125
Oman Telecommunications Co.                                                                461,000          1,418,738
Ominvest                                                                                    80,700             95,989
Port Services Corp. Ltd.                                                                     3,435             57,857
Raysut Cement Co., SAOG                                                                    266,000            987,872
Renaissance Holdings Co.                                                                   579,100            947,495
Shell Oman Marketing Co.                                                                    66,100            238,873
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    8,661,218
---------------------------------------------------------------------------------------------------------------------

Pakistan -- 0.8%
---------------------------------------------------------------------------------------------------------------------
Adamjee Insurance Co., Ltd.                                                                 35,200     $      189,738
Allied Bank Ltd.                                                                            28,200             64,799
Askari Commercial Bank                                                                      90,750            158,929
Bank AL Habib Ltd.                                                                          63,700             70,052
Bank Alfalah Ltd.(a)                                                                       352,950            379,974
Bank of Punjab(a)                                                                           87,450            168,408
D.G. Khan Cement Co., Ltd.                                                                  66,000            127,154
Engro Chemical Pakistan Ltd.                                                                51,000            213,732
Fauji Cement Co. Ltd.                                                                      321,500            104,739
Fauji Fertilizer Bin Qasim Ltd.                                                            141,000             90,828
Fauji Fertilizer Co., Ltd.                                                                 147,000            294,754
Faysal Bank Ltd.                                                                            92,000            112,585
GlaxoSmithKline Pakistan Ltd.                                                                8,300             25,736
Hub Power Co., Ltd.                                                                        879,000            533,476
ICI Pakistan Ltd.                                                                           52,500            145,076
Indus Motor Co., Ltd.                                                                      112,000            565,834
Kot Addu Power Co., Ltd.                                                                   137,500            136,772
Lucky Cement Ltd.                                                                           98,000            223,243
Maple Leaf Cement Factory Ltd.(a)                                                          143,000             57,701
Muslim Commercial Bank Ltd.                                                                275,425          1,665,289
National Bank of Pakistan                                                                  119,945            519,689
National Refinery Ltd.                                                                      16,000             90,227
Nishat Chunian Ltd.                                                                        260,000            176,931
Nishat Mills Ltd.                                                                          290,300            626,255
Oil & Gas Development Co., Ltd.                                                             95,000            188,209
Pak Suzuki Motor Co., Ltd.(a)                                                               69,450            450,213
Pakistan Industrial Credit & Investment Corp. Ltd.                                         106,150            144,120
Pakistan Oil Fields Ltd.                                                                    39,000            204,448
Pakistan Petroleum Ltd.                                                                     67,000            291,332
Pakistan State Oil Co., Ltd.                                                                60,000            388,407
Pakistan Telecommunication Co., Ltd.                                                       535,000            504,300
Picic Insurance Ltd.                                                                         3,578              2,967
Shell Pakistan Ltd.                                                                         12,500             84,763
Standard Chartered Bank Pakistan Ltd.(a)                                                   118,250            103,545
SUI Northern Gas Pipelines Ltd.                                                            259,700            303,849
SUI Southern Gas Co., Ltd.                                                                 291,000            124,157
Telecard Ltd.(a)                                                                           517,000            111,146
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    9,643,377
---------------------------------------------------------------------------------------------------------------------

Peru -- 1.9%
---------------------------------------------------------------------------------------------------------------------
Alicorp SA                                                                               1,589,463     $    1,530,501
Cementos Lima SA                                                                             4,981            117,940
Cia de Minas Buenaventura SA                                                                41,440          1,529,388
Cia de Minas Buenaventura SA (ADR)                                                          36,649          1,372,871
Cia Minera Atacocha SA                                                                     103,724            322,879
Cia Minera Milpo SA                                                                        393,301          1,583,137
Credicorp Ltd.                                                                              58,200          3,559,914
Edegel SA                                                                                1,814,811          1,094,330
Empresa Agroindustrial Casa Grande SA(a)                                                    78,200            360,448
Ferreyros SA                                                                               263,091            639,558
Grana y Montero SA                                                                         288,553            660,461
Luz del Sur SAA                                                                             83,400            139,549
Minsur SA                                                                                  353,485          1,160,614
Sociedad Minera Cerro Verde SA(a)                                                           47,600          1,237,600
Sociedad Minera el Brocal SA                                                                30,100            551,160
Southern Copper Corp.                                                                       53,398          5,030,396
Volcan Cia Minera SA (Class "B" Shares)                                                    118,774            613,088
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   21,503,834
---------------------------------------------------------------------------------------------------------------------

Philippines -- 3.1%
---------------------------------------------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                                                           12,558,000     $    2,281,623
Ayala Corp.                                                                                115,027          1,356,361
Ayala Land, Inc.                                                                         5,263,008          1,990,930
Banco De Oro                                                                             1,273,000          1,911,269
Bank of the Philippine Islands                                                           1,215,064          1,798,827
Benpres Holdings Corp.(a)                                                               14,870,000          1,706,779
Filinvest Land, Inc.(a)                                                                 16,105,546            751,694
First Gen Corp.                                                                            190,000            279,318
First Philippine Holdings Corp.                                                            274,000            533,559
Globe Telecom, Inc.                                                                         17,000            498,248
Holcim Philippines, Inc.                                                                 4,124,000            712,765
International Container Terminal Services, Inc.                                          1,193,000            734,842
JG Summit Holding, Inc.                                                                  7,774,200          2,099,389
Jollibee Foods Corp.                                                                       675,000            766,202
Manila Electric Co. (Class "B" Shares)                                                     719,286          1,789,108
Megaworld Corp.                                                                          8,560,000            739,984
Metropolitan Bank & Trust Co.                                                            1,054,875          1,630,685
Petron Corp.                                                                             9,477,423          1,107,264
Philippine Long Distance Telephone Co.                                                     114,060          6,519,900
San Miguel Corp. (Class "B" Shares)                                                      1,983,600          3,518,547
SM Investments Corp.                                                                       166,834          1,534,112
SM Prime Holdings, Inc.                                                                  3,436,250            873,275
Universal Robina Corp.                                                                     950,000            384,846
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   35,519,527
---------------------------------------------------------------------------------------------------------------------

Poland -- 3.1%
---------------------------------------------------------------------------------------------------------------------
Agora SA                                                                                    53,392     $      804,267
Bank Millennium SA                                                                         196,243            905,497
Bank Pekao SA                                                                               36,600          3,374,096
Bank Przemyslowo-Handlowy BPH                                                                3,226          1,089,699
Bank Zachodni WBK SA                                                                         7,350            759,840
Bioton SA(a)                                                                             1,526,000          1,035,305
BRE Bank SA(a)                                                                               4,000            774,344
Budimex SA(a)                                                                                9,900            442,538
Cersanit-Krasnystaw SA(a)                                                                   63,800          1,029,988
Ciech SA                                                                                     8,500            524,092
ComArch SA(a)                                                                                4,100            300,898
ComputerLand SA                                                                             10,172            309,353
Echo Investment SA(a)                                                                       24,000            938,322
Getin Holding SA                                                                            46,000            259,310
Globe Trade Centre SA(a)                                                                    45,000            783,129
Grupa Kety SA                                                                                2,600            213,988
Grupa Lotos SA                                                                              17,767            324,026
KGHM Polska Miedz SA                                                                        58,290          2,223,016
KGHM Polska Miedz SA (GDR)                                                                  11,300            884,790
Netia SA(a)                                                                                202,500            322,212
Orbis SA                                                                                    60,680          1,811,319
PBG SA(a)                                                                                    5,400            729,486
Polimex Mostostal SA                                                                         8,900            887,562
Polish Oil & Gas                                                                           320,015            581,120
Polska Grupa Farmaceutyczna SA                                                               9,000            365,773
Polski Koncern Naftowy Orlen SA                                                            122,225          2,401,743
Powszechna Kasa Oszczednosci Bank Polski SA                                                135,636          2,665,422
Prokom Software SA                                                                          24,781          1,327,482
Softbank SA                                                                                 32,523            985,458
Telekomunikacja Polska SA                                                                  367,506          3,201,595
Telekomunikacja Polska SA (GDR) (144A)                                                      76,100            675,007
Telekomunikacja Polska SA (GDR)                                                            169,000          1,499,030
TVN SA                                                                                     138,555          1,118,719
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   35,548,426
---------------------------------------------------------------------------------------------------------------------

Qatar -- 1.6%
---------------------------------------------------------------------------------------------------------------------
Barwa Real Estate Co.(a)                                                                    34,700     $      428,995
Commercial Bank of Qatar                                                                    46,922          1,415,433
Doha Bank Ltd.                                                                              46,754          1,091,813
First Finance Co.                                                                           46,100            386,288
Industries Qatar                                                                           111,007          3,089,373
Masraf Al Rayan(a)                                                                         285,400          1,285,903
Qatar Electricity & Water Co.                                                               14,200            284,788
Qatar Fuel                                                                                  10,000            348,911
Qatar Gas Transport Co., Ltd. (NAKILAT)(a)                                                 467,556          2,774,584
Qatar Insurance Co.                                                                         13,100            388,692
Qatar International Islamic Bank                                                            24,450            656,272
Qatar Islamic Bank                                                                          41,100          1,262,392
Qatar National Bank                                                                         30,975          1,859,402
Qatar National Navigation                                                                   21,567            516,082
Qatar Real Estate Investment Co.                                                            15,000            141,762
Qatar Shipping Co.                                                                          38,600            641,584
Qatar Telecom QSC                                                                           20,090          1,429,520
Salam International Investment Co., Ltd.                                                    34,800            143,411
United Development Co.                                                                      30,700            258,090
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   18,403,295
---------------------------------------------------------------------------------------------------------------------

Romania -- 0.9%
---------------------------------------------------------------------------------------------------------------------
Antibiotice SA                                                                             907,000     $      739,616
Banca Transilvania(a)                                                                    5,649,780          2,067,589
BRD-Group Societe Generale                                                                 265,700          3,221,981
Impact SA(a)                                                                             3,116,020          1,689,735
Rompetrol Rafinare SA(a)                                                                10,428,000            406,637
SNP Petrom SA                                                                            5,238,106          1,200,897
Transelectrica SA                                                                           31,900            652,252
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $    9,978,707
---------------------------------------------------------------------------------------------------------------------

Russia -- 6.0%
---------------------------------------------------------------------------------------------------------------------
Aeroflot-Russian International Airlines                                                    100,000     $      286,648
AvtoVAZ                                                                                     21,000          3,192,224
Cherepovets MK Severstal                                                                    25,804            354,929
Gazprom Neft(a)                                                                             77,000            312,150
Golden Telecom, Inc. (ADR)                                                                     700             38,507
Irkutskenergo (ADR)                                                                         11,500            592,250
JSC MMC Norilsk Nickel (ADR)                                                                12,900          2,863,800
JSC Scientific Production Corp. Irkut (ADR)(a)                                              18,333            533,490
LUKOIL (ADR)                                                                                79,100          6,020,246
Magadanenergo                                                                            1,000,000             76,750
Mobile Telesystems (ADR)                                                                    40,600          2,459,142
Mosenergo (ADR)                                                                             12,900            302,505
NovaTek OAO (GDR)(144A)                                                                     13,500            696,702
Novolipetsk Steel (GDR)(144A)                                                               10,000            292,151
OAO Gazprom                                                                              1,054,106         14,295,918
OAO Gazprom (ADR)                                                                          116,300          4,872,970
OAO Rosneft Oil Co.                                                                         11,600             92,202
OAO Rosneft Oil Co. (GDR)                                                                  165,000          1,303,560
Polyus Gold Co.                                                                             11,392            483,021
RAO Unified Energy System (ADR)(a)                                                           1,600            218,000
Rostelecom                                                                                  75,000            708,225
Sberbank RF                                                                                  2,200          8,471,338
Sberbank RF (GDR)                                                                            8,042          3,136,380
Sistema JSFC (GDR)                                                                          19,000            536,074
Surgutneftegaz (ADR)                                                                        22,000          1,190,444
Surgutneftegaz (ADR)                                                                        35,200          1,921,920
Surgutneftegaz (ADR) (PFD Shares)                                                           24,500          1,666,000
Tatneft                                                                                      7,250            663,375
Transneft                                                                                      200            334,423
Unified Energy System (GDR) (144A)(a)                                                       30,494          4,124,314
Unified Energy System (PFD Shares)(a)                                                      527,000            621,860
United Heavy Machinery Uralmash-Izhora Group(a)                                             44,500            373,851
Uralsvyazinform (ADR)                                                                        6,329             77,087
VimpelCom (ADR)                                                                             19,500          2,054,520
Wimm-Bill-Dann Foods OJSC (ADR)                                                             49,500          5,148,495
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   70,315,471
---------------------------------------------------------------------------------------------------------------------

South Africa -- 6.2%
---------------------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                                             62,473     $    1,159,530
Adcorp Holdings Ltd.                                                                        33,900            177,261
AECI Ltd.                                                                                   25,300            292,115
African Bank Investments Ltd.                                                               81,000            341,648
African Oxygen Ltd. (AFROX)                                                                 32,000            150,392
African Rainbow Minerals Ltd.(a)                                                            17,000            296,233
Alexander Forbes Ltd.(a)                                                                   132,100            321,531
Allied Electronics Corp. Ltd.                                                               23,200            163,174
Allied Electronics Corp. Ltd. (PFD Shares)                                                 136,400            941,373
Allied Technologies Ltd.                                                                    14,300            131,207
Anglo Platinum Ltd.                                                                         12,000          1,975,009
AngloGold Ashanti Ltd.                                                                      12,562            474,911
AngloGold Ashanti Ltd. (ADR)                                                                20,619            779,811
ApexHi Properties Ltd. (Class "B" Shares)                                                   42,300            101,795
Argent Industrial Ltd.                                                                      45,100            135,445
Aspen Pharmacare Holdings Ltd.(a)                                                           63,510            332,562
Astral Foods Ltd.                                                                           10,300            190,960
Aveng Ltd.                                                                                 216,400          1,528,228
AVI Ltd.                                                                                    52,000            145,111
Barloworld Ltd.                                                                             98,000          2,729,042
Bell Equipment Ltd.                                                                         28,200            161,992
Bidvest Group Ltd.                                                                         144,537          2,938,519
Business Connexion Group                                                                    19,400             19,806
DataTec Ltd.                                                                                98,000            575,214
Discovery Holdings Ltd.                                                                     36,400            149,087
Distribution & Warehousing Network Ltd.(a)                                                  61,700            150,492
Ellerine Holdings Ltd.                                                                      17,300            170,512
FirstRand Ltd.                                                                           1,030,985          3,284,517
Foschini Ltd.                                                                               48,323            415,385
Gold Fields Ltd.                                                                           130,180          2,029,354
Grindrod Ltd.                                                                              130,400            406,781
Group Five Ltd.                                                                             52,000            400,771
Growthpoint Properties Ltd.                                                                127,100            267,294
Harmony Gold Mining Co., Ltd.(a)                                                            64,900            924,163
Hulamin Ltd.(a)                                                                              8,400             39,308
Hyprop Investments Ltd.                                                                     23,000            142,879
Illovo Sugar Ltd.                                                                           51,000            168,497
Impala Platinum Holdings Ltd.                                                              110,468          3,365,851
Imperial Holdings Ltd.                                                                      45,012            927,139
Investec Ltd.                                                                               40,700            524,623
JD Group Ltd.                                                                               33,214            333,751
Johnnic Communications Ltd.                                                                 27,378            387,388
Johnnic Holdings Ltd.(a)                                                                       200                434
JSE Ltd.                                                                                    23,000            259,773
Kumba Iron Ore Ltd.                                                                         18,900            494,465
Kumba Resources Ltd.                                                                        11,000            103,466
Lewis Group Ltd.                                                                            17,000            148,168
Liberty Group Ltd.                                                                          31,000            391,607
Massmart Holdings Ltd.                                                                      57,600            703,240
Medi-Clinic Corp. Ltd.                                                                      38,000            136,217
Metorex Ltd.(a)                                                                             55,000            192,789
Metropolitan Holdings Ltd.                                                                  65,000            136,682
Mittal Steel South Africa Ltd.                                                              39,000            701,805
Mr. Price Group Ltd.                                                                        36,000            138,535
MTN Group Ltd.                                                                             667,480          9,092,920
Murray & Roberts Holdings Ltd.                                                             160,200          1,449,163
Mvelaphanda Group Ltd.                                                                     295,100            469,907
Nampak Ltd.                                                                                 65,700            203,439
Naspers Ltd. (Class "N" Shares)                                                             84,368          2,172,379
Nedbank Group Ltd.                                                                          93,583          1,746,097
Network Healthcare Holdings Ltd.(a)                                                        406,800            830,096
Pick'n Pay Stores Ltd.                                                                     104,260            523,657
Pretoria Portland Cement Co., Ltd.                                                           2,900            201,076
PSG Group Ltd.                                                                              50,000            201,654
Remgro Ltd.                                                                                 90,705          2,421,825
Reunert Ltd.                                                                                93,000            998,553
RMB Holdings Ltd.                                                                          162,400            751,032
Sanlam Ltd.                                                                                400,190          1,272,971
Santam Ltd.                                                                                  8,910            143,661
Sappi Ltd.                                                                                  38,320            698,533
Sasol Ltd.                                                                                  97,736          3,677,454
Shoprite Holdings Ltd.                                                                     126,153            583,059
Spar Group Ltd.                                                                             57,300            429,664
Standard Bank Group Ltd.                                                                   208,353          2,891,233
Steinhoff International Holdings Ltd.                                                      339,700          1,162,068
Sun International Ltd.                                                                      28,400            588,505
Super Group Ltd.                                                                           130,000            280,151
Telkom South Africa Ltd.                                                                    90,000          2,271,066
Tiger Brands Ltd.                                                                           62,016          1,590,383
Tongaat-Hulett Group Ltd.                                                                    8,400            111,848
Trencor Ltd.                                                                                25,400            120,580
Truworths International Ltd.                                                               116,000            598,071
Wilson Bayly Holmes-Ovcon Ltd.                                                               9,400            137,575
Woolworths Holdings Ltd.                                                                   232,642            705,306
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   71,881,768
---------------------------------------------------------------------------------------------------------------------

South Korea -- 6.1%
---------------------------------------------------------------------------------------------------------------------
Amorepacific Corp.                                                                             453     $      358,776
Asiana Airlines, Inc.                                                                       13,400            120,665
Cheil Communications, Inc.                                                                     866            266,833
Cheil Industries, Inc.                                                                       6,500            311,737
CJ Corp.                                                                                     2,100            254,244
Daegu Bank                                                                                  13,200            230,854
Daelim Industrial Co., Ltd.                                                                  2,500            371,413
Daesang Corp.(a)                                                                            29,700            400,973
Daesang Holdings Co., Ltd.                                                                  18,000            105,452
Daewoo Engineering & Construction Co., Ltd.                                                 13,000            371,987
Daewoo International Corp.                                                                   4,700            222,036
Daewoo Motor Sales Corp.                                                                     5,000            179,485
Daewoo Securities Co., Ltd.                                                                 12,000            369,056
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                           8,500            480,543
DC Chemical Co., Ltd.                                                                        2,100            284,825
Dongkuk Steel Mill Co., Ltd.                                                                 9,400            305,078
Doosan Corp.(a)                                                                              2,400            373,212
Doosan Heavy Industries & Construction Co., Ltd.                                             5,400            516,450
Doosan Infracore Co., Ltd.                                                                   6,200            207,505
GS Engineering & Construction Corp.                                                          4,000            477,826
GS Holdings Corp.                                                                            5,554            269,543
Hana Financial Group, Inc.                                                                  18,765            913,236
Hanarotelecom, Inc.(a)                                                                      44,200            434,544
Hanil Cement Co., Ltd.                                                                       1,200            148,717
Hanjin Heavy Industries & Construction Co., Ltd.                                             4,200            297,805
Hanjin Shipping Co., Ltd.                                                                   12,900            567,531
Hanjin Transportation Co., Ltd.                                                              3,200            189,422
Hankook Tire Co., Ltd.                                                                       7,400            132,778
Hanmi Pharm Co., Ltd.                                                                        1,551            237,943
Hansol Paper Co., Ltd.(a)                                                                    7,700            145,815
Hanwha Chemical Corp.                                                                        9,000            221,708
Hanwha Corp.                                                                                 9,800            569,556
Hanwha Securities Co., Ltd.                                                                 40,000            788,566
Hite Brewery Co., Ltd.                                                                       1,950            253,114
Honam Petrochemical Corp.                                                                    2,600            259,417
Hynix Semiconductor, Inc.(a)                                                                28,070          1,009,839
Hyosung Corp.                                                                                4,800            256,683
Hyundai Department Store Co., Ltd.                                                           1,400            164,835
Hyundai Development Co.                                                                      6,700            476,705
Hyundai Engineering & Construction Co., Ltd.(a)                                              6,500            474,388
Hyundai Heavy Industries Co., Ltd.                                                           4,000          1,490,267
Hyundai Merchant Marine Co., Ltd.                                                           14,600            567,299
Hyundai Mipo Dockyard Co., Ltd.                                                                880            244,508
Hyundai Mobis                                                                                7,300            692,532
Hyundai Motor Co., Ltd.                                                                     20,570          1,623,011
Hyundai Motor Co., Ltd. (PFD Shares)                                                         6,500            305,840
Hyundai Steel Co.                                                                            8,500            468,113
Industrial Bank of Korea                                                                    12,600            256,529
Kangwon Land, Inc.                                                                          36,658            850,104
KCC Corp.                                                                                      500            227,188
Kia Motors Corp.(a)                                                                         22,300            347,117
Kookmin Bank                                                                                17,300          1,517,277
Kookmin Bank (ADR)                                                                          18,084          1,586,329
Korea Electric Power Corp.                                                                  53,430          2,359,867
Korea Express Co., Ltd.(a)                                                                   2,000            214,677
Korea Gas Corp.                                                                              9,000            581,445
Korea Zinc Co., Ltd.                                                                         2,300            390,421
Korean Air Lines Co., Ltd.                                                                   8,166            463,281
KT Corp.                                                                                    55,500          2,596,692
KT Freetel Co., Ltd.                                                                        17,600            542,543
KT&G Corp.                                                                                  27,980          1,968,220
KTBNetwork Co., Ltd. (ADR)(a)                                                               80,000            812,227
LG Card Co., Ltd.(a)                                                                           247             12,579
LG Chem Ltd.                                                                                 2,400            202,413
LG Chem Ltd. (GDR)(144A)                                                                     9,240            390,542
LG Corp.                                                                                     8,900            459,266
LG Dacom Corp.                                                                              10,300            280,203
LG Electronics, Inc.                                                                        11,819            975,705
LG Household & Health Care Ltd.                                                              1,100            159,485
LG Petrochemical Co., Ltd.                                                                   4,500            175,260
LG Telecom Ltd.(a)                                                                          37,300            412,961
LG.Philips LCD Co., Ltd.(a)                                                                 12,600            559,166
Lotte Chilsung Beverage Co., Ltd.                                                              100            128,694
Lotte Confectionery Co., Ltd.                                                                   90            119,818
Lotte Shopping Co., Ltd.                                                                     1,200            467,457
LS Cable Ltd.                                                                                3,500            245,168
Macquarie Korea Infrastructure Fund                                                         13,900            112,235
NHN Corp.(a)                                                                                 3,700            673,452
ORION Corp.                                                                                    600            179,104
Pacific Corp.                                                                                2,641            488,137
Poongsan Corp.                                                                               5,600            169,936
POSCO                                                                                       12,490          5,995,920
S-Oil Corp.                                                                                  7,700            592,580
Samsung Corp.                                                                               25,930          1,269,365
Samsung Electro-Mechanics Co., Ltd.                                                          4,200            229,378
Samsung Electronics Co., Ltd.                                                               10,818          6,613,251
Samsung Electronics Co., Ltd. (PFD Shares)                                                   1,950            911,243
Samsung Engineering Co., Ltd.                                                                2,300            242,577
Samsung Fine Chemicals Co., Ltd.                                                             4,300            166,779
Samsung Fire & Marine Insurance Co., Ltd.                                                    7,734          1,488,772
Samsung Heavy Industries Co., Ltd.                                                          16,400            801,278
Samsung SDI Co., Ltd.                                                                        2,800            181,546
Samsung Securities Co., Ltd.                                                                 3,870            310,611
Samsung Techwin Co., Ltd.                                                                    4,000            210,328
Shinhan Financial Group Co., Ltd.                                                           37,530          2,284,233
Shinsegae Co., Ltd.                                                                          1,600          1,041,225
SK Chemicals Co., Ltd.                                                                       3,200            259,931
SK Corp.                                                                                    20,100          2,958,898
SK Networks Co., Ltd.(a)                                                                     4,900            129,614
SK Securities Co., Ltd.                                                                    470,000          1,172,310
SK Telecom Co., Ltd.                                                                         4,780          1,100,262
SK Telecom Co., Ltd. (ADR)                                                                  49,526          1,354,536
Ssangyong Cement Industrial Co., Ltd.(a)                                                     8,600            144,191
STX Shipbuilding Co., Ltd.                                                                   5,500            262,013
Taekwang Industrial Co., Ltd.                                                                  180            218,205
Woongjin Coway Co., Ltd.                                                                     3,900            131,833
Woori Finance Holdings Co., Ltd.                                                            17,200            435,107
Yuhan Corp.                                                                                  1,000            187,102
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   71,031,251
---------------------------------------------------------------------------------------------------------------------

Taiwan -- 6.2%
---------------------------------------------------------------------------------------------------------------------
Acer, Inc.                                                                                 281,984     $      573,850
Advanced Semiconductor Engineering, Inc.(a)                                                323,000            439,324
Advanced Semiconductor Engineering, Inc. (ADR)(a)                                           27,495            187,791
Advantech Co., Ltd.                                                                         45,000            143,748
Altek Corp.                                                                                106,000            249,160
ASE Test Ltd.(a)                                                                           860,000            163,878
Asia Cement Corp.                                                                          449,810            592,286
Asia Optical Co., Inc.                                                                      68,000            327,907
Asustek Computer, Inc.                                                                     406,456          1,117,835
AU Optronics Corp.                                                                         504,458            861,755
AU Optronics Corp. (ADR)                                                                    30,602            526,354
Catcher Technology Co., Ltd.                                                                49,337            460,987
Cathay Financial Holding Co., Ltd.                                                         945,058          2,256,003
Cathay Real Estate Development Co., Ltd.(a)                                                165,000             96,293
Chang Hwa Commercial Bank(a)                                                               745,000            471,078
Cheng Shin Rubber Industry Co., Ltd.                                                       275,000            351,241
Cheng Uei Precision Industry Co., Ltd.                                                      24,125             77,786
Chi Mei Optoelectronics Corp.                                                              540,828            640,974
China Airlines                                                                             490,000            220,578
China Development Financial Holding Corp.                                                1,843,930            799,389
China Motor Corp.                                                                          148,190            143,076
China Steel Corp.                                                                        1,464,375          1,781,431
Chinatrust Financial Holding Co., Ltd.                                                   1,371,358          1,068,201
Chunghwa Picture Tubes Ltd.(a)                                                             660,000            177,494
Chunghwa Telecom Co., Ltd.                                                               1,677,100          3,190,325
Chunghwa Telecom Co., Ltd. (ADR)                                                            49,164            927,233
CMC Magnetics Corp.(a)                                                                     370,000            124,931
Compal Electronics, Inc.                                                                   562,723            607,300
Coretronic Corp.                                                                            82,000            141,879
D-Link Corp.                                                                               115,500            273,857
Delta Electronics, Inc.                                                                    202,600            797,623
E.Sun Financial Holding Co., Ltd.                                                          615,023            355,367
Epistar Corp.                                                                               49,000            200,006
EVA Airways Corp.                                                                          736,032            296,649
Evergreen Marine Corp.                                                                     754,292            499,100
Everlight Electronics Co., Ltd.                                                             43,860            156,714
Far Eastern International Bank                                                             212,338             96,810
Far Eastern Textile Ltd.                                                                   559,168            572,513
Far EasTone Telecommunications Co., Ltd.                                                 1,253,000          1,554,505
First Financial Holding Co., Ltd.                                                          539,345            383,683
Formosa Chemicals & Fibre Corp.                                                            460,160          1,061,455
Formosa Petrochemical Corp.                                                                956,460          2,385,809
Formosa Plastics Corp.                                                                     899,941          2,284,729
Formosa Taffeta Co., Ltd.                                                                  350,000            383,118
Foxconn Technology Co., Ltd.                                                                66,150            793,768
Fu Sheng Industrial Co., Ltd.                                                              146,640            165,948
Fubon Financial Holding Co., Ltd.                                                          884,000            806,918
Fuhwa Financial Holdings Co., Ltd.(a)                                                    1,227,030            696,177
HannStar Display Corp.(a)                                                                  678,000            167,451
High Tech Computer Corp.                                                                    51,496            918,006
Hon Hai Precision Industry Co., Ltd.                                                       556,932          4,810,516
Hotai Motor Co., Ltd.                                                                       98,000            255,627
Hua Nan Financial Holdings Co., Ltd.                                                       510,000            357,696
Inventec Co., Ltd.                                                                         228,800            173,280
KGI Securities Co., Ltd.(a)                                                                283,000            123,049
King Yuan Electronics Co., Ltd.                                                            126,354            107,866
Largan Precision Co., Ltd.                                                                  29,700            416,099
Lite-On Technology Corp.                                                                   443,337            570,619
Macronix International Co., Ltd.(a)                                                        448,000            211,846
MediaTek, Inc.                                                                             115,360          1,794,830
Mega Financial Holding Co., Ltd.                                                         1,290,000            874,174
Mitac International Corp.                                                                  115,000            145,822
Mosel Vitelic, Inc.                                                                        160,000            210,537
Motech Industries, Inc.                                                                     26,088            340,999
Nan Ya Plastics Corp.                                                                    1,163,610          2,563,016
Nan Ya Printed Circuit Board Corp.                                                          22,000            134,043
Nanya Technology Corp.                                                                     168,279            153,154
Novatek Microelectronics Corp. Ltd.                                                         49,747            259,914
Phoenix Precision Technology Corp.                                                          78,270            101,825
Pixart Imaging, Inc.                                                                        10,000            149,336
Polaris Securities Co., Ltd.                                                               303,000            157,128
Pou Chen Corp.                                                                             920,532          1,034,448
Powerchip Semiconductor Corp.                                                              904,977            550,329
Powertech Technology, Inc.                                                                  43,000            179,008
President Chain Store Corp.                                                                545,000          1,552,121
ProMOS Technologies, Inc.(a)                                                               840,000            352,103
Quanta Computer, Inc.                                                                      350,904            546,137
Realtek Semiconductor Corp.                                                                 50,925            252,473
RichTek Technology Corp.                                                                    19,000            300,432
Shin Kong Financial Holding Co., Ltd.                                                      649,633            754,939
Siliconware Precision Industries Co. (ADR)                                                  72,440            796,840
Sincere Navigation                                                                         160,000            265,127
Sino-American Silicon Products, Inc.                                                        42,000            260,030
SinoPac Financial Holdings Co., Ltd.                                                     1,044,523            498,548
Sunplus Technology Co., Ltd.                                                                65,096            162,215
Synnex Technology International Corp.                                                      466,829            703,764
Taishin Financial Holdings Co., Ltd.(a)                                                    725,001            400,062
Taiwan Business Bank(a)                                                                    345,539            104,135
Taiwan Cement Corp.                                                                        345,971            400,829
Taiwan Cooperative Bank                                                                    460,350            333,994
Taiwan Mobile Co., Ltd.                                                                  1,845,000          2,257,810
Taiwan Semiconductor Manufacturing Co., Ltd.                                             2,748,529          5,886,363
Tatung Co., Ltd.(a)                                                                        358,000            159,885
Teco Electric & Machinery Co., Ltd.                                                        389,000            221,324
Teco Electric & Machinery Co., Ltd. (GDR)(144A)(a)                                              42                239
Tripod Technology Corp.                                                                     40,000            203,554
U-Ming Marine Transport Corp.                                                              202,000            394,335
Uni-President Enterprises Corp.                                                          2,276,000          2,278,660
Unimicron Technology Corp.                                                                 105,000            160,817
United Microelectronics Corp.                                                            1,075,326            643,005
United Microelectronics Corp. (ADR)                                                        228,488            781,429
Via Technologies, Inc.(a)                                                                  142,000            149,855
Walsin Lihwa Corp.                                                                       1,085,980            640,940
Wan Hai Lines Ltd.                                                                         550,000            440,754
Waterland Financial Holdings                                                               337,000            108,710
Winbond Electronics Corp.(a)                                                               338,000            127,352
Wintek Corp.                                                                               241,812            260,843
Wistron Corp.                                                                              120,000            223,835
Yageo Corp.(a)                                                                             303,000            145,044
Yang Ming Marine Transport                                                                 292,870            227,223
Yuen Foong Yu Paper Manufacturing Co., Ltd.                                                312,438            136,542
Yulon Motor Co., Ltd.                                                                      316,000            389,446
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   72,767,168
---------------------------------------------------------------------------------------------------------------------

Thailand -- 3.1%
---------------------------------------------------------------------------------------------------------------------
Advanced Info Service Pcl(c)                                                               715,200     $    1,791,347
Airports of Thailand Pcl(c)                                                                310,400            530,445
Amata Corp. Pcl(c)                                                                         225,600            110,431
Aromatics (Thailand) Pcl(c)                                                                145,000            277,190
Asian Property Development Pcl(c)                                                        1,841,000            319,942
Bangkok Bank Pcl                                                                           450,400          1,524,689
Bangkok Bank Pcl(c)                                                                        144,900            511,268
Bangkok Bank Pcl (NVDR)                                                                     35,000            118,482
Bangkok Dusit Medical Services Pcl(c)                                                      558,400            719,734
Bangkok Expressway Pcl(c)                                                                  194,700            133,090
Bangkok Land Pcl(a)(c)                                                                   4,038,900            122,249
Bank of Ayudhya Pcl(c)                                                                     703,900            498,636
Bank of Ayudhya Pcl                                                                        375,000            267,022
BankThai Pcl(a)(c)                                                                         643,800             67,503
Banpu Pcl(c)                                                                                82,900            649,353
BEC World Pcl(c)                                                                           975,300            649,729
Big C Supercenter Pcl(c)                                                                    17,000             24,374
Big C Supercenter Pcl (NVDR)                                                                96,000            137,639
Cal-Comp Electronics (Thailand) Pcl(c)                                                   1,800,000            333,671
Central Pattana Pcl(c)                                                                     540,700            428,723
Ch. Karnchang Pcl(a)(c)                                                                  1,444,500            366,093
Charoen Pokphand Foods Pcl(c)                                                            3,314,800            499,260
CP Seven Eleven Pcl(c)                                                                   1,500,000            427,951
Delta Electronics (Thailand) Pcl(c)                                                        934,670            619,955
Electricity Generating Pcl(c)                                                              114,500            398,774
Electricity Generating Pcl                                                                  75,000            234,723
G Steel Pcl(c)                                                                           3,786,500            101,997
Glow Energy Pcl(c)                                                                         220,000            194,352
Hana Microelectronics Pcl(c)                                                             1,084,100            887,062
IRPC Pcl(c)                                                                              3,989,000            699,014
Italian-Thai Development Pcl(a)(c)                                                       4,872,000            853,747
Kasikornbank Pcl(c)                                                                        784,600          1,734,912
Kiatnakin Bank Pcl(c)                                                                      125,000            116,113
Krung Thai Bank Pcl                                                                        596,000            201,801
Krung Thai Bank Pcl(c)                                                                   1,417,100            488,701
Land & Houses Pcl                                                                        2,957,000            582,677
Land & Houses Pcl(c)                                                                     1,130,000            245,614
Loxley Pcl(c)                                                                            2,001,400            100,287
Major Cineplex Group Pcl(c)                                                                754,100            419,369
MBK Pcl(c)                                                                                  64,500             99,949
Minor International Pcl(c)                                                               2,042,940            804,750
Phatra Securities Pcl(c)                                                                   108,600            138,404
Precious Shipping Pcl(c)                                                                   386,000            296,278
PTT Chemical Pcl(c)                                                                        127,289            331,818
PTT Exploration & Production Pcl(c)                                                        435,900          1,363,568
PTT Pcl(c)                                                                                 450,100          3,546,045
Quality House Pcl(c)                                                                     4,710,000            210,091
Ratchaburi Electricity Generating Holding Pcl(c)                                           436,300            584,471
Rayong Refinery Pcl(c)                                                                     427,700            236,613
Saha-Union Pcl (c)                                                                          98,700             60,321
Sahaviriya Steel Industries Pcl(c)                                                       3,429,300            104,294
Samart Corp. Pcl(c)                                                                        794,600            195,629
Shin Corp. Pcl(c)                                                                          426,000            357,828
Siam Cement Pcl                                                                            211,200          1,589,633
Siam Cement Pcl(c)                                                                          43,400            336,988
Siam Cement Pcl (NVDR)                                                                      31,000            233,327
Siam City Bank Pcl(c)                                                                      267,000            146,470
Siam City Cement Pcl(c)                                                                     42,900            342,952
Siam Commercial Bank Pcl(c)                                                                701,700          1,549,736
Siam Makro Pcl(c)                                                                          157,600            403,986
Sino Thai Engineering & Construction Pcl(a)(c)                                           1,553,400            296,957
Thai Airways International Pcl                                                             159,000            199,219
Thai Airways International Pcl(c)                                                          433,300            542,802
Thai Beverage Pcl                                                                        3,621,000            616,099
Thai Oil Pcl(c)                                                                            307,300            625,281
Thai Plastic & Chemicals Pcl(c)                                                            215,100            116,506
Thai Stanley Electric Pcl(c)                                                                26,000            112,209
Thai Union Frozen Products Pcl(c)                                                          583,000            417,325
Thanachart Capital Pcl(c)                                                                  523,300            217,505
Thoresen Thai Agencies Pcl(c)                                                              359,900            416,973
Ticon Industrial Connection Pcl(c)                                                         191,400            119,192
TISCO Bank Pcl(c)                                                                          150,000            119,672
TMB Bank Pcl(a)(c)                                                                       3,870,000            244,362
Total Access Communication Pcl(a)                                                          475,000            612,602
TPI Polene Pcl(c)                                                                          305,500            129,190
True Corp. Pcl(a)(c)                                                                     1,482,068            338,053
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   36,445,017
---------------------------------------------------------------------------------------------------------------------

Turkey -- 3.0%
---------------------------------------------------------------------------------------------------------------------
Acibadem Saglik Hizmetleri ve Ticaret AS                                                    25,925     $      182,111
Adana Cimento Sanayii TAS                                                                   22,000            142,190
Akbank TAS                                                                                 449,611          2,495,409
Akcansa Cimento AS                                                                          38,000            232,135
Akenerji Elektrik Uretim AS(a)                                                              33,055            176,252
Aksigorta AS                                                                                52,000            310,235
Alarko Holding AS(a)                                                                        83,000            209,242
Anadolu Anonim Turk Sigorta Sirketi                                                         60,362             90,609
Anadolu Cam Sanayii AS                                                                      26,600            110,509
Anadolu Efes Biracilik ve Malt Sanayii AS                                                   41,576          1,653,392
Arcelik AS                                                                                  61,583            530,494
Aselsan Elektronik Sanayi ve Ticaret AS                                                      7,600            147,516
Aygaz AS                                                                                   148,417            620,592
BIM Birlesik Magazalar AS                                                                    7,000            466,292
Bursa Cimento Fabrikasi AS                                                                  27,188            228,939
Cimsa Cimento Sanayi ve Ticaret AS                                                          64,400            440,528
Dogan Sirketler Grubu Holding AS(a)                                                        325,623            651,358
Dogan Yayin Holding AS(a)                                                                   88,698            356,854
Dogus Otomotiv Servis ve Ticaret AS                                                         31,400            145,097
Eczacibasi Ilac Sanayi ve Ticaret AS(a)                                                     40,500            185,455
Enka Insaat ve Sanayi AS                                                                   188,848          2,162,317
Eregli Demir ve Celik Fabrikalari TAS                                                      352,215          2,140,831
Ford Otomotiv Sanayi AS                                                                     42,700            400,329
Haci Omer Sabanci Holding AS                                                               315,237          1,565,133
Hurriyet Gazetecilik ve Matbaacilik AS(a)                                                   82,000            227,122
Ihlas Holding AS(a)                                                                        231,300            128,568
Is Gayrimenkul Yatirim Ortakligi AS                                                        132,286            213,252
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class "D" Shares)(a)                    373,700            259,095
KOC Holding AS(a)                                                                          371,214          1,470,567
Migros Turk TAS                                                                             48,833            815,937
Nortel Networks Netas Telekomunikasyon AS                                                    1,764             39,157
Petkim Petrokimya Holding AS(a)                                                             89,300            607,981
Sekerbank TAS(a)                                                                            29,400            207,665
Tofas Turk Otomobil Fabrikasi AS                                                            43,900            211,154
Trakya CAM Sanayii AS                                                                      132,697            478,379
Tupras-Turkiye Petrol Rafinerileri AS                                                       94,741          2,263,950
Turk Hava Yollari Anonim Ortakligi (THY) AS(a)                                             133,348            978,529
Turk Sise ve Cam Fabrikalari AS                                                             81,900            335,600
Turk Traktor ve Ziraat Makineleri AS                                                        17,700            216,231
Turkcell Iletisim Hizmet AS (ADR)                                                           38,494            640,925
Turkcell Iletisim Hizmetleri AS                                                            547,494          3,648,317
Turkiye Garanti Bankasi AS                                                                 538,087          2,991,116
Turkiye Is Bankasi                                                                         392,879          1,834,568
Turkiye Sinai Kalkinma Bankasi AS(a)                                                        79,999            123,569
Turkiye Vakiflar Bankasi T.A.O                                                             155,321            398,245
Ulker Gida Sanayi ve Ticaret AS                                                             80,000            345,847
Yapi ve Kredi Bankasi AS(a)                                                                358,293            795,585
Yazicilar Holding AS                                                                        39,000            303,799
Zorlu Enerji Elektrik Uretim AS(a)                                                          36,100            108,535
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   35,287,512
---------------------------------------------------------------------------------------------------------------------

United Arab Emirates -- 1.0%
---------------------------------------------------------------------------------------------------------------------
Amlak Finance (PJSC)(a)                                                                    264,200     $      247,450
Arabtec Holding Co.                                                                        676,200          1,088,077
Aramex (PJSC)(a)                                                                         3,128,400          2,257,174
Dubai Investments (PJSC)                                                                   682,000            846,732
Dubai Islamic Bank                                                                         650,239          1,749,149
Emaar Properties (PJSC)                                                                  1,374,700          4,435,301
National Central Cooling Co. (Tabreed)(a)                                                1,307,880            950,771
Union Properties(a)                                                                        405,000            360,578
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $   11,935,232
---------------------------------------------------------------------------------------------------------------------

Zimbabwe -- 0.1%
---------------------------------------------------------------------------------------------------------------------
Ariston Holdings Ltd.(a)                                                                   597,393     $       19,222
Barclays Bank Zimbabwe(a)                                                                  754,686             43,915
Dawn Properties(a)                                                                         369,831             10,127
Delta Corp. Ltd.                                                                           807,488            200,534
Econet Wireless Holdings Ltd.(a)                                                            96,681            148,921
Hwange Colliery Co., Ltd.(a)                                                               693,000            143,678
Meikles Africa Ltd.                                                                         60,013             82,169
NMBZ Holdings Ltd.                                                                         994,355              5,105
OK Zimbabwe                                                                              1,059,353              9,428
Old Mutual PLC                                                                              80,448            272,616
Pelhams Ltd.(a)                                                                             86,835                297
Zimbabwe Sun Ltd.                                                                          123,277              9,705
---------------------------------------------------------------------------------------------------------------------
                                                                                                       $      945,717
---------------------------------------------------------------------------------------------------------------------

Total Common Stocks
  (cost $595,703,980)                                                                                  $1,115,658,200
---------------------------------------------------------------------------------------------------------------------

Investment Funds -- 1.6%
---------------------------------------------------------------------------------------------------------------------
Framlington Bulgaria Fund Ltd.(d)                                                           78,180     $       11,727
Genesis Chile Fund Ltd.                                                                      3,400             13,974
India Fund, Inc.                                                                            58,200          2,540,430
Saudi Arabia Investment Fund Ltd.(a)                                                       166,176          7,610,861
Societe Generale Baltic Republic Fund(d)                                                    12,723              9,542
Societe Generale Romania Fund(a)(d)                                                          6,450              7,740
Vietnam Enterprise Investments Ltd.(a)                                                   1,562,733          8,126,212
Vietnam Growth Fund Ltd.(a)                                                                 17,646            529,380
---------------------------------------------------------------------------------------------------------------------

Total Investment Funds
  (cost $10,632,327)                                                                                   $   18,849,866
---------------------------------------------------------------------------------------------------------------------

Rights(a) -- 0.0%
First Bank of Nigeria Plc                                                                3,897,096     $       41,126
Banca Transilvania                                                                         331,850             71,026
BankThai Plc                                                                               643,800              2,984
Banque Marocaine pour le Commerce et L'Industrie                                             2,200             64,074
Bombril SA                                                                                  32,660             13,736
Engro Chemical Pakistan Ltd.                                                                 7,650             16,193
Petra Perdana Bhd                                                                            8,064                759
---------------------------------------------------------------------------------------------------------------------
Total Rights
  (cost $36,769)                                                                                       $      209,898
---------------------------------------------------------------------------------------------------------------------

Warrants(a) -- 0.2%
China Overseas Land & Investment Ltd. (China), expiring 7/18/07, strike HKD4.500            88,500     $       84,901
J.P. Morgan International Derivatives Ltd. Call Warrant (Bharti Televentures (India)),
(144A) expiring 10/28/08, strike INR.0001                                                   81,000          1,645,098
---------------------------------------------------------------------------------------------------------------------
Total Warrants
  (cost $655,582)                                                                                      $    1,729,999
---------------------------------------------------------------------------------------------------------------------
Total Long-Term Investments -- 97.3%
  (cost $607,028,658)                                                                                  $1,136,447,963
---------------------------------------------------------------------------------------------------------------------

Short-Term Investments -- 0.7%

                                                                                        Principal
Security                                                                               Amount (000)             Value
---------------------------------------------------------------------------------------------------------------------

Repurchase Agreements
---------------------------------------------------------------------------------------------------------------------
State Street Bank & Trust Corp. Repurchase Agreement, dated 6/29/07, 4.90%,
due 7/2/07 (cost $8,390,000)(e)                                                        $     8,390     $    8,390,000
---------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements -- 0.7%
  (cost $8,390,000)                                                                                    $    8,390,000
---------------------------------------------------------------------------------------------------------------------
Total Investments -- 98.0%
  (cost $615,418,658)                                                                                  $1,144,837,963
---------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 2.0%                                                                 $   23,211,737
---------------------------------------------------------------------------------------------------------------------

Net Assets -- 100%                                                                                     $1,168,049,700
---------------------------------------------------------------------------------------------------------------------

(144A)       -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At
                June 30, 2007, the aggregate value of the securities is $14,476,768 or 1.2% of the Portfolio's net assets.
(ADR)        -- American Depositary Receipt
(GDR)        -- Global Depository Receipt
(NVDR)       -- Non-Voting Depository Receipt
(PFD Shares) -- Preferred Shares

(a) Non-income producing security.
(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(d) Investment fund is in the process of being liquidated.
(e) Repurchase price of $8,393,426. Collateralized by $8,670,000 Federal Home Loan Bank 4.375% due 9/17/2010. The
    aggregate market value, including accrued interest, of the collateral was $8,559,371.

Industry Classification as of June 30, 2007



                                           PERCENTAGE
                                            OF TOTAL               MARKET
SECTOR                                     INVESTMENTS             VALUE
Financials                                   23.5%              $268,874,728
Telecommunication Services                   13.8%               158,085,707
Industrials                                  10.9%               124,973,369
Materials                                    10.4%               119,193,358
Consumer Staples                              9.9%               113,568,307
Energy                                        9.4%               107,430,787
Consumer Discretionary                        6.8%                77,290,970
Utilities                                     4.8%                55,122,181
Diversified                                   4.4%                50,209,023
Technology                                    3.6%                40,909,770
Investment Funds                              1.7%                18,849,866
Other                                         0.8%                10,329,897

Currency Concentration of Portfolio as of June 30, 2007


                                           PERCENTAGE
                                            OF TOTAL
CURRENCY                                   INVESTMENTS              VALUE
United States Dollar                         17.1%              $195,755,056
South Africa Rand                             6.2%                71,101,958
New Taiwan Dollar                             6.1%                69,547,282
Hong Kong Dollar                              6.0%                68,854,730
South Korean Won                              5.9%                67,699,844
Mexican Peso                                  5.9%                67,205,678
Brazilian Real                                5.8%                67,082,563
Indian Rupee                                  4.7%                53,740,640
Hungarian Forint                              3.2%                36,710,485
Philippine Peso                               3.1%                35,519,527
Thailand Baht                                 3.1%                35,219,300
New Turkish Lira                              3.0%                34,646,587
Indonesian Rupiah                             3.0%                34,114,338
Malaysian Ringgit                             2.9%                32,856,304
Polish Zloty                                  2.8%                32,489,599
Czech Koruna                                  2.8%                31,598,773
Israeli Shekel                                2.1%                24,041,392
Other                                        16.3%               186,653,907

                                           See notes to financial statements

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2007
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of June 30, 2007

Assets
-------------------------------------------------------------------------------
Investments in securities, at value
  (identified cost, $615,418,658)                                $1,144,837,963
Cash                                                                     81,044
Foreign currency, at value (identified cost, $3,721,064)              3,669,544
Receivable for Fund shares sold                                      23,686,632
Receivable for securities sold                                       11,077,650
Dividends and interest receivable                                     4,501,395
Tax reclaims receivable                                                 110,207
-------------------------------------------------------------------------------
Total assets                                                     $1,187,964,435
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Payable for investment securities purchased                      $   18,324,426
Accrued capital gains taxes                                           1,342,726
Payable for Fund shares redeemed                                        247,583
-------------------------------------------------------------------------------
Total liabilities                                                $   19,914,735
-------------------------------------------------------------------------------
Net Assets                                                       $1,168,049,700
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                  $  634,116,487
Undistributed net investment income                                   1,685,285
Accumulated net realized gain on investments and
foreign currency related transactions                                 4,188,880
Net unrealized appreciation of investments and
foreign currencies                                                  528,059,048
-------------------------------------------------------------------------------
Total                                                            $1,168,049,700
-------------------------------------------------------------------------------

Institutional Shares
-------------------------------------------------------------------------------
Net Assets                                                       $1,168,049,700
Shares Outstanding                                                   24,503,132
Net Asset Value and Offering Price Per Share*
(net assets/shares of beneficial interest outstanding)           $        47.67
-------------------------------------------------------------------------------
* Redemption price per share is equal to net asset value minus any applicable redemption fee

                        See notes to financial statements

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2007
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS

Statement of Operations

For the Year Ended June 30, 2007

Investment Income
-------------------------------------------------------------------------------
Dividends (net of foreign taxes, $2,227,583)                     $ 21,920,077
Interest                                                              253,596
-----------------------------------------------------------------------------
Total income                                                     $ 22,173,673
-----------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Management fee                                                   $  3,620,665
Administration fee                                                  4,022,961
-----------------------------------------------------------------------------
Total expenses                                                   $  7,643,626
-----------------------------------------------------------------------------
Net investment income                                            $ 14,530,047
-----------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions                                        $ 22,517,648(1)
  Foreign currency related transactions                              (540,514)
-----------------------------------------------------------------------------
Net realized gain                                                $ 21,977,134
-----------------------------------------------------------------------------
Change in unrealized appreciation --
  Investments                                                    $315,945,180(2)
  Foreign currencies                                                   20,348
-----------------------------------------------------------------------------
Net change in unrealized appreciation                            $315,965,528
-----------------------------------------------------------------------------

Net realized and unrealized gain                                 $337,942,662
-----------------------------------------------------------------------------

Net increase in net assets from operations                       $352,472,709
-----------------------------------------------------------------------------
(1) Net of foreign capital gains taxes of $1,707,937 (see Note 1(c)).
(2) Net of change in foreign capital gains taxes of $1,352,235 (See Note 1(c)).

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2007
---------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease)                                                        Year Ended             Year Ended
in Net Assets                                                              June 30, 2007          June 30, 2006
---------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                                    $   14,530,047          $  8,348,285
  Net realized gain on investment and foreign currency transactions            21,977,134             7,339,395
  Net change in unrealized appreciation (depreciation) on investment
    and foreign currencies                                                    315,965,528            99,410,012
---------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                 $  352,472,709          $115,097,692
---------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from --
  Net investment income                                                    $  (15,054,280)         $ (9,490,505)
---------------------------------------------------------------------------------------------------------------
Fund share transactions --
  Proceeds from sale of shares                                             $  333,673,359          $185,064,361
  Net asset value of shares issued as reinvestment of dividends                11,725,047             7,446,264
  Cost of shares redeemed                                                     (73,397,196)          (38,883,690)
  Fund redemption fees (Note 1)                                                   995,835               344,729
---------------------------------------------------------------------------------------------------------------
Net increase resulting from Fund share transactions                        $  272,997,045          $153,971,664
---------------------------------------------------------------------------------------------------------------
Net increase in net assets                                                 $  610,415,474          $259,578,851
---------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------
At beginning of year                                                       $  557,634,226          $298,055,375
---------------------------------------------------------------------------------------------------------------
At end of year                                                             $1,168,049,700          $557,634,226
---------------------------------------------------------------------------------------------------------------
Undistributed (distribution in excess of) net investment income
  included in net assets at end of year                                    $    1,685,285          $   (207,665)
---------------------------------------------------------------------------------------------------------------
                                         See notes to financial statements

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2007
-------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                 Year Ended June 30,
                                             ----------------------------------------------------------------------------
                                                 2007              2006            2005           2004(a)         2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year         $    31.60            $  23.88        $  17.34        $  13.09        $  11.24
-------------------------------------------------------------------------------------------------------------------------

Income from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income(b)                     $     0.70          $   0.55        $   0.42        $   0.27        $   0.26
  Net realized and unrealized gain                16.07              7.81            6.35            4.68            1.68
-------------------------------------------------------------------------------------------------------------------------
  Total income from operations               $    16.77          $   8.36        $   6.77        $   4.95        $   1.94
-------------------------------------------------------------------------------------------------------------------------

Less distributions to shareholders
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                 $    (0.75)         $  (0.66)       $  (0.28)       $  (0.75)       $  (0.12)
-------------------------------------------------------------------------------------------------------------------------
  Fund purchase and redemption fee added
  to paid-in capital(b)                      $     0.05          $   0.02        $   0.05        $   0.05        $   0.03
-------------------------------------------------------------------------------------------------------------------------
  Net asset value -- End of year             $    47.67          $  31.60        $  23.88        $  17.34        $  13.09
-------------------------------------------------------------------------------------------------------------------------
  Total Return(c)                                 53.79%            35.35%          39.46%          38.49%          17.71%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
-------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year (000's omitted)    $1,168,050          $557,634        $298,055        $160,752        $114,822
  Ratio of total expenses to average
  net assets                                       0.95%             0.95%           0.95%           0.95%           1.01%(d)
  Ratio of net investment income to
  average net assets                               1.80%             1.84%           1.99%           1.67%           2.33%
  Portfolio Turnover                                  6%                9%              7%             12%             17%
-------------------------------------------------------------------------------------------------------------------------

(a) On February 6, 2004, the Fund acquired the net assets of PIMCO PPA Fund, a series of PIMCO Funds:
    Multi-Manager Series pursuant to a plan of reorganization approved by its shareholders. The financial statements of the Fund reflect the historical financial results of the PIMCO PPA Fund prior to its reorganization.
(b) Per share amounts based on average shares outstanding during the year.
(c) Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d) Ratio of expenses to average net assets excluding tax and trustees' expense is 0.95%.

                                         See notes to financial statements

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2007
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Tax-Managed Emerging Markets Fund (the Fund) is a series of
  Eaton Vance Series Trust II (the Trust), a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently offers one class of shares. Class I shares are offered at net asset value and not subject to a sales charge. The Fund's investment objective is to seek long-term, after-tax returns for its shareholders. The Fund normally invests at least 80% of its net assets in equity securities of companies located in emerging market countries, which are those domiciled in or that derive more than 50% of their revenues or profits from emerging market countries. The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United
  States of America.

  A Investment Valuation -- Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ Global or Global Select Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices or in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the fund. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign equity securities. Investments held by the Fund for which valuations or market quotations are not readily available or determined to be unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

  B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries tax rules and rates. During the year ended June 30, 2007, capital loss carryovers of $14,911,141 were utilized to offset net realized gains.

  In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to capital gains or other foreign taxes in certain countries in which it invests. In determining the daily net asset value, the Fund estimates the accrual for capital gains taxes, if any, based on the unrealized appreciation on certain Fund securities and the related tax rates. At June 30, 2007, the Fund had an accrual for capital gains taxes of $1,342,726 which is included in the change in net unrealized appreciation on investments in the Statement of Operations for the year ended June 30, 2007. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations and were $1,707,937 for the year ended June 30, 2007.

  D Expenses -- Expenses of the Trust that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and relative size of the funds.

  E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  F Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

  G Fund Redemption Fees -- Fund shares are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. This fee is not paid separately but is deducted automatically from the amount received in connection with a redemption or exchange. The redemption fee is retained by the Fund to defray the costs associated with the sale of portfolio securities to satisfy an exchange or redemption request. Shares acquired through the reinvestment of dividends and capital gains distributions paid to shareholders by the Fund are not subject to the redemption fee. Prior to April 1, 2005, Institutional shares were subject to both a purchase fee, at the time of purchase, and a redemption fee, at the time of exchange or redemption, equal to 1% of the net asset value of the shares purchased, exchanged or redeemed. Shareholders that held shares on March 31, 2005 are subject to only the 1% redemption fee on the sale or exchange of those shares because they paid the 1% purchase fee at the time those shares were purchased. Shareholders that purchased shares of the PIMCO PPA on or before June 30, 1998 and exchanged those shares for shares of the Fund in the February 6, 2004 merger of the Predecessor Fund into the Fund are not subject to the redemption fee on the sale or exchange of those shares.

  H Repurchase Agreements -- Under the terms of a repurchase agreement, the Fund's custodian takes possession of an underlying collateral security, the market value of which is at all times at least equal to the principal, including accrued interest, of the repurchase transaction. In the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral by the Fund may be delayed or limited.

  I Indemnifications -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  J Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold. Dividends to shareholders are recorded on the ex-dividend date.

  K Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
--------------------------------------------------------------------------------
  It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, and at least one distribution annually of all or substantially all of its realized capital gains. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

  The tax character of the distributions declared for the years ended June 30, 2007 and June 30, 2006 was as follows:

                                        Year Ended June 30,
                                      ------------------------
                                        2007           2006
  ------------------------------------------------------------
  Distributions declared from:
  ------------------------------------------------------------
  Ordinary Income                    $15,054,280    $9,490,505
  ------------------------------------------------------------

  During the year ended June 30, 2007 distributions in excess of net investment income was increased by $2,417,183, and accumulated net realized loss on investments was decreased by $2,637,892 primarily due to differences between book and tax accounting for Passive Foreign Investment Companies and foreign currency transactions. This change had no effect on the net assets or the net asset value per share.

  At June 30, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

  Undistributed ordinary income                    $13,002,303
  ------------------------------------------------------------
  Unrealized gain                                    4,989,100
  ------------------------------------------------------------

  The temporary differences between book and tax basis distributable earnings (accumulated losses) are primarily due to Passive Foreign Investment Companies and wash sales.

3 Shares of Beneficial Interest
--------------------------------------------------------------------------------
  The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

  Institutional Class                   Year ended June 30,
                                      ------------------------
                                        2007           2006
  ------------------------------------------------------------
  Sales                               8,383,950      6,197,702
  Reinvestments                         305,817        258,371
  Redemptions                        (1,834,139)    (1,291,410)
  ------------------------------------------------------------
  Net increase                        6,855,628      5,164,663
  ------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  Under the terms of its investment advisory agreement with Eaton Vance Management (EVM), the Fund pays EVM a monthly advisory fee equal to an annual rate of 0.45% of the Fund's average daily net assets. For the year ended June 30, 2007, the advisory fee earned by EVM amounted to $3,620,665. Pursuant to a sub-advisory agreement, EVM pays a monthly sub-advisory fee to Parametric Portfolio Associates, an indirect, majority-owned subsidiary of EVM equal to an annual rate of 0.35% of the Fund's average daily net assets.

  EVM also serves as administrator to the Fund and receives from the Fund a monthly administration fee equal to an annual rate of 0.50% of the Fund's average daily net assets. The administration fee covers Trustees fees and most third party expenses, excluding taxes, interest and extraordinary expenses. For the year ended June 30, 2007, the Fund paid $4,022,961 for administrative services to EVM.

  EVM also serves as the sub-transfer agent to the Fund, at no additional cost to the Fund.

  Certain officers and Trustees of the Fund are officers of EVM or Parametric Portfolio Associates. The Fund did not pay any Trustees fees for the year ended June 30, 2007.

5 Investment Transactions
--------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $290,087,890 and $48,292,390, respectively, for the year ended
  June 30, 2007.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
--------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

  Aggregate Cost                                  $627,464,192
  ------------------------------------------------------------
  Gross unrealized appreciation                   $524,103,645
  Gross unrealized depreciation                     (6,729,874)
  ------------------------------------------------------------
  Net unrealized appreciation                     $517,373,771
  ------------------------------------------------------------

  The net unrealized depreciation on foreign currency was $51,520 at June 30, 2007.

7 Risks Associated with Foreign Investments
--------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

8 Financial Instruments
--------------------------------------------------------------------------------
  The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2007, there were no obligations outstanding under these financial instruments.

9 Recently Issued Accounting Pronouncements
--------------------------------------------------------------------------------
  In June 2006, the Financial Accounting Standards Board ("FASB") issued
  FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in
  Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes."
  This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

  In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2007
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of Eaton Vance Tax-Managed Emerging
Markets Fund:
--------------------------------------------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Emerging Markets Fund, a series of Easton Vance Series Trust II (the "Fund"), at June 30, 2007, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conduct our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates used by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 15, 2007

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of June 30, 2007
-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2008 will show the tax status of all distributions paid to your account in calendar 2007. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals and the foreign tax credit.

QUALIFIED DIVIDEND INCOME. The Fund designates approximately $15,176,431, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

FOREIGN TAX CREDIT. The Fund paid foreign taxes of $1,994,061 and recognized foreign source income of $23,610,151.

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
-------------------------------------------------------------------------------
OTHER MATTERS

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 6, 2007, PricewaterhouseCoopers LLP resigned in the ordinary course as the independent registered public accounting firm for the Fund effective upon completion of services related to the audit for the Fund's 2007 fiscal year.

The reports of PricewaterhouseCoopers LLP on the Fund's financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund's two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the Fund's financial statements for such years, and there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

At a meeting held on August 6, 2007, based on Audit Committee recommendations and approvals, the full Board of Trustees of the Fund approved Deloitte & Touche LLP as the Fund's independent registered public accounting firm for the fiscal year ending June 30, 2008. To the best of the Fund's knowledge, for the fiscal years ended June 30, 2007 and June 30, 2006, and through August 6, 2007, the Fund did not consult with Deloitte & Touche LLP on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-
K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
-------------------------------------------------------------------------------
BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

OVERVIEW OF THE CONTRACT REVIEW PROCESS

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

  o An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

  o An independent report comparing each fund's total expense ratio and its components to comparable funds;

  o An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

  o Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

  o Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

  o Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

  o Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

  o Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

  o Data relating to portfolio turnover rates of each fund;

  o The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

  o Reports detailing the financial results and condition of each adviser;

  o Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

  o Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

  o Copies of or descriptions of each adviser's proxy voting policies and procedures;

  o Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

  o Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

  o Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

  o Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

  o The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met eleven times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met thirteen, fourteen and nine times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

RESULTS OF THE PROCESS
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Tax-Managed Emerging Markets Fund (the "Fund") with Eaton Vance Management (the "Adviser"), and the sub- advisory agreement with Parametric Portfolio Associates (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement and sub-advisory agreement for the Fund.

NATURE, EXTENT AND QUALITY OF SERVICES
In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising the Sub-adviser. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements, respectively.

FUND PERFORMANCE
The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2006 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

MANAGEMENT FEES AND EXPENSES
The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the one-year period ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

PROFITABILITY
The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub- adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

ECONOMIES OF SCALE
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that assuming reasonably foreseeable increase in the assets of the Fund, the Adviser and its affiliates, including the Sub-adviser, and the Fund can be expected to continue to share such benefits equitably.

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
-----------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT AND ORGANIZATION


FUND MANAGEMENT. The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the
Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons"
of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance
Building, 255 State Street, Boston, Massachusetts, 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton
Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "Parametric" refers to
Parametric Portfolio Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

                                              Term of                                           Number of
                            Position(s)      Office and                                     Portfolios in Fund
                              with the       Length of         Principal Occupation(s)       Complex Overseen          Other
Name and Date of Birth         Trust          Service          During Past Five Years         By Trustee(1)      Directorships Held
-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustee(s)

Thomas E. Faust Jr.           Trustee     Since 2007        President of EVC, EVM, BMR,            177           Director of EVC
5/31/58                                                     and EV and Director of EVD.
                                                            Chief Investment Officer of
                                                            EVC, EVM and BMR. Trustee
                                                            and/or officer of 177
                                                            registered investment
                                                            companies and 5 private
                                                            investment companies in the
                                                            Eaton Vance Fund Complex. Mr.
                                                            Faust is an interested person
                                                            because of his positions with
                                                            EVM, BMR, EVC and EV, which
                                                            are affiliates of the Trust.

James B. Hawkes               Trustee     Since 1998        Chairman, and Chief Executive          177           Director of EVC
11/9/41                                                     Officer of BMR, EVC, EVM and
                                                            EV; Director of EV and EVD.
                                                            Trustee and or officer of 177
                                                            registered investment
                                                            companies in the Eaton Vance
                                                            Fund Complex. Mr. Hawkes is
                                                            an interested person because
                                                            of his positions with BMR,
                                                            EVM, EVC and EV, which are
                                                            affiliates of the Trust.

Noninterested Trustee(s)

Benjamin C. Esty              Trustee     Since 2005        Ray and Elizabeth Simmons              177           None
1/2/63                                                      Professor of Business
                                                            Administration, Harvard
                                                            University Graduate School of
                                                            Business Administration
                                                            (since 2003). Formerly,
                                                            Associate Professor, Harvard
                                                            University Graduate School of
                                                            Business Administration
                                                            (2000-2003).

Allen R. Freedman             Trustee     Since 2007        Former Chairman and Chief              175           Director of
4/3/40                                                      Executive Officer of                                 Assurant, Inc. and
                                                            Assurant, Inc. (insurance                            Stonemor Partners,
                                                            provider) (1978-2000).                               L.P. (owner and
                                                                                                                 operator of
                                                                                                                 cemeteries)

William H. Park               Trustee     Since 2003        Vice Chairman, Commercial              177           None
9/19/47                                                     Industrial Finance Corp.
                                                            (specialty finance company)
                                                            (since 2006). Formerly,
                                                            President and Chief Executive
                                                            Officer, Prizm Capital
                                                            Management, LLC (investment
                                                            management firm) (2002-2005).

Ronald A. Pearlman            Trustee     Since 2003        Professor of Law, Georgetown           177           None
7/10/40                                                     University Law Center.

Norton H. Reamer              Trustee     Since 1989        President, Chief Executive             177           None
9/21/35                                                     Officer and a Director of
                                                            Asset Management Finance
                                                            Corp. (a specialty finance
                                                            company serving the
                                                            investment management
                                                            industry) (since October
                                                            2003). President, Unicorn
                                                            Corporation (an investment
                                                            and financial advisory
                                                            services company) (since
                                                            September 2000). Chairman,
                                                            Hellman, Jordan Management
                                                            Co., Inc. (an investment
                                                            management company)
                                                            (2000-2003). Formerly,
                                                            Advisory Director of
                                                            Berkshire Capital Corporation
                                                            (investment banking firm)
                                                            (2002-2003).

Heidi L. Steiger              Trustee     Since 2007        President, Lowenhaupt Global           174           Director of
7/8/53                                                      Advisors, LLC (global wealth                         Nuclear Electric
                                                            management firm) (since                              Insurance Ltd.
                                                            2005). Formerly, President                           (nuclear insurance
                                                            and Contributing Editor,                             provider) and
                                                            Worth Magazine (2004).                               Aviva USA
                                                            Formerly, Executive Vice                             (insurance
                                                            President and Global Head of                         provider)
                                                            Private Asset Management (and
                                                            various other positions),
                                                            Neuberger Berman (investment
                                                            firm) (1986-2004).

Lynn A. Stout                 Trustee     Since 2001        Professor of Law, University           175           None
9/14/57                                                     of California at Los Angeles
                                                            School of Law.

Ralph F. Verni              Trustee and    Trustee since    Consultant and private                 175           None
1/26/43                     Chairman of     2005 and        investor.
                             the Board    Chairman of the
                                             Board
                                           since 2007

                                              Term of
                            Position(s)      Office and
                              with the       Length of         Principal Occupation(s)
Name and Date of Birth         Trust          Service          During Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------

Principal Officers who are not Trustees

Michael W. Weilheimer        President     Since 2002(2)    Vice President of EVM and BMR. Officer of 24 registered investment
2/11/61                                                     companies managed by EVM or BMR

Thomas P. Huggins               Vice         Since 2000     Vice President of EVM and BMR. Officer of 4 registered investment
3/7/66                       President                      companies managed by EVM or BMR

Thomas Seto                     Vice         Since 2007     Vice President and Director of Portfolio Management of Parametric.
9/27/62                      President                      Officer of 30 registered investment companies managed by EVM or BMR.

David M. Stein                  Vice         Since 2007     Managing Director and Chief Investment Officer of Parametric. Officer
5/4/51                       President                      of 30 registered investment companies managed by EVM or BMR.

Barbara E. Campbell          Treasurer     Since 2005(2)    Vice President of EVM and BMR. Officer of 177 registered investment
6/19/57                                                     companies managed by EVM or BMR.

Alan R. Dynner               Secretary       Since 1997     Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV
10/10/40                                                    and EVC. Officer of 177 registered investment companies managed by EVM or BMR.

Paul M. O'Neil                 Chief         Since 2004
7/11/53                      Compliance                     Vice President of EVM and BMR. Officer of 177 registered investment
                              Officer                       companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr. Weilheimer served as Vice President of the Trust since 1996. Prior to 2005, Ms. Campbell served as
    Assistant Treasurer of the Trust since 1994.

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and can be obtained without charge by calling 1-800-225-6265.

      INVESTMENT ADVISER OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                            EATON VANCE MANAGEMENT

                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109

         SUB-ADVISER OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                        PARAMETRIC PORTFOLIO ASSOCIATES
                            1151 Fairview Avenue N.
                               Seattle, WA 98109

        ADMINISTRATOR OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                            EATON VANCE MANAGEMENT
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109

                             PRINCIPAL UNDERWRITER
                        EATON VANCE DISTRIBUTORS, INC.
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109
                                (617) 482-8260

                                   CUSTODIAN
                        STATE STREET BANK AND TRUST CO.
                              225 Franklin Street
                               Boston, MA 02110

                                TRANSFER AGENT
                                   PFPC INC.
                            Attn: Eaton Vance Funds
                                 P.O. Box 9653
                           Providence, RI 02940-9653
                                (800) 262-1122

                 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                           THE EATON VANCE BUILDING
                               255 STATE STREET
                               BOSTON, MA 02109

2050-8/07                                                               TMEMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

During the period, the registrant's Board designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Hayes retired from the Board effective July 1, 2007. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended June 30, 2006 and June 30, 2007 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such periods.

 Eaton Vance Tax-Managed Emerging Markets Fund

FISCAL YEARS ENDED          06/30/06                       06/30/07
-------------------------------------------------------------------------------

Audit Fees                  $ 74,680                        $ 82,565

Audit-Related Fees(1)       $ 0                             $ 0

Tax Fees(2)                 $ 14,025                        $ 6,000

All Other Fees(3)           $ 0                             $ 0
                            ---------------------------------------------------

Total                       $ 88,705                        $ 88,565
                            ===================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees and specifically includes fees for the performance of certain agreed upon procedures relating to the registrant's auction preferred shares.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends. The Fund's fiscal year end is June 30. The current fiscal year end of Eaton Vance Income Fund of Boston, the other Series in the Trust, is October 31. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the Series' principal accountant for the last two fiscal years/periods of each Series.


FISCAL YEARS/PERIODS      10/31/05       6/30/06        10/31/06        6/30/07
ENDED

AUDIT FEE                 $22,900        $74,680        $25,100         $82,565

AUDIT RELATED FEES(1)     $0             $ 0            $0              $0

TAX FEES(2)               $ 14,325       $14,025        $15,175         $6,000

ALL OTHER FEES(3)         $0             $ 0            $0              $0

TOTAL                     $37,225        $ 88,705       $40,275         $88,565


(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series' respective principal accountant (PricewaterhouseCoopers LLP) for the last two fiscal years/periods of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by PricewaterhouseCoopers LLP for the last two fiscal years/periods of each Series.



FISCAL YEARS ENDED     10/31/05        6/30/06         10/31/06         6/30/07
-------------------------------------------------------------------------------

REGISTRANT(1)          $14,325         $14,025         $15,175          $6,000

EATONVANCE(2)          $33,235         $83,416         $68,486          $60,399

(1) Includes all of the Series in the Trust.

(2) Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountants of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountants' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No Material Changes.

ITEM 11. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)     Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)  Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b)        Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:   /s/ Michael W. Weilheimer
      ------------------------------
      Michael W. Weilheimer
      President

Date: August 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Barbara E. Campbell
      ------------------------------
      Barbara E. Campbell
      Treasurer

Date: August 10, 2007


By:   /s/ Michael W. Weilheimer
      ------------------------------
      Michael W. Weilheimer
      President

Date: August 10, 2007